UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22779

Nuveen Intermediate Duration Quality Municipal Term Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

nuveen
A TIAA Company

Closed-End Funds

30 November 2018

Nuveen Municipal Closed-End Funds

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-reports.

You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary or, if you are a direct investor, (i) by calling 800-257-8787 and selecting option #2 or (ii) by logging into your Investor Center account at www.computershare.com/investor and clicking on "Communication Preferences." Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Nuveen Funds and any other directly held funds within the same group of related investment companies.

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Table of Contents

Chairman’s Letter to Shareholders	4

Portfolio Managers’ Comments	5

Fund Leverage	8

Common Share Information	9

Risk Considerations	11

Performance Overview and Holding Summaries	12

Portfolios of Investments	16

Statement of Assets and Liabilities	46

Statement of Operations	47

Statement of Changes in Net Assets	48

Statement of Cash Flows	49

Financial Highlights	50

Notes to Financial Statements	52

Additional Fund Information	64

Glossary of Terms Used in this Report	65

Reinvest Automatically, Easily and Conveniently	67

Chairman’s Letter to Shareholders

Dear Shareholders,
The global economy seemed to reach a turning point in 2018. Growth was peaking in the U.S. and slowing everywhere else. Deregulation and tax law changes, which lowered corporate and individual tax rates and encouraged companies to repatriate overseas profits, helped boost U.S. economic growth and amplify corporate earnings during 2018. Meanwhile, a weakening housing market and a flattening yield curve in the U.S. and disappointing economic growth across Europe, China and Japan signaled caution. With future corporate profits looking less certain, rising interest rates, a stronger U.S. dollar, trade wars and unpredictable politics, bearish sentiment took hold, pressuring stocks, corporate bonds and commodities alike.
Although downside risks have been rising, the likelihood of a near-term recession remains low. Global growth is indeed slowing, but it’s still positive. The U.S. economy remains strong, even in the face of late-cycle pressures. Low unemployment and firming wages should continue to support consumer spending, and the November mid-term elections resulted in change, but no major surprises. In China, the government remains committed to using fiscal stimulus to offset softening exports. Europe also remains vulnerable to trade policy as well as Brexit uncertainty, but underlying strengths in European economies, including low unemployment that drives domestic demand, remain supportive of a mild expansion. In a slower growth environment, there are opportunities for investors who seek them more selectively.
We expect volatility and challenging conditions to persist in 2019 but also think there is potential for upside. You can prepare your investment portfolio by working with your financial advisor to review your goals, timeline and risk tolerance. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Sincerely,
Terence J. Toth
Chairman of the Board
January 22, 2019

Portfolio Managers’ Comments

Nuveen Intermediate Duration Municipal Term Fund (NID)
Nuveen Intermediate Duration Quality Municipal Term Fund (NIQ)
These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen, LLC. Portfolio managers John V. Miller, CFA, Timothy T. Ryan, CFA, Steven M. Hlavin and Daniel J. Close, CFA, discuss key investment strategies and the six-month performance of these two Nuveen Funds. John, Tim and Steve have managed NID since its inception in December 2012 and Dan has managed NIQ since its inception in February 2013.
What key strategies were used to manage NID and NIQ during the six-month reporting period ended November 30, 2018?
In the six-month reporting period, municipal bond prices fell as yields rose across the yield curve. Rates rose unevenly, however, with larger increases among shorter and longer maturities than in the middle-range maturities. Despite some pockets of high yield outflows, supply and demand conditions remained favorable and credit fundamentals continued to be relatively robust. During this time, we continued to take a bottom-up approach to discovering sectors that appeared undervalued as well as individual credits that we believed had the potential to perform well over the long term.
In this environment, our trading activity continued to focus on pursuing the Funds’ investment objectives. We continued to seek bonds in areas of the market that we expected to perform well as the economy continued to improve. Both Funds’ portfolio activity included selling depreciated bonds that were bought when interest rates were lower and reinvesting the proceeds into similar bonds offering higher yield levels to capitalize on the tax loss (which can be used to offset future taxable gains) and boost the Funds’ income distribution capabilities. In the rising interest rate environment of this reporting period, we generally found more opportunities to buy attractive higher yielding bonds for this bond exchanging strategy.
NIQ was active during the reporting period, primarily exchanging bonds with lower embedded yields for bonds offering higher yields, intermediate to longer maturities and medium to lower credit ratings. We made these trades across several sectors including transportation, state general obligation, dedicated tax and health care. We also reinvested the proceeds from called bonds and from selling other lower embedded yield positions.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc. (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings, while BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Portfolio Managers’ Comments (continued)
NID’s portfolio turnover was mainly driven by reinvesting the proceeds from bond calls and the one-for-one selling and buying of bonds to increase the Fund’s income distribution capability and capture tax efficiencies. We added credits issued for industrial development revenue (IDR), toll roads, higher education and tax increment financing districts. Additionally, Golden State tobacco settlement bonds were called during the reporting period, and we replaced some of the position with the new Golden State tobacco deal.
As of November 30, 2018, both Funds continued to use inverse floating rate securities. We employ inverse floaters for a variety of reasons, including duration management, income enhancement and total return enhancement. As part of our duration management strategies, NID also used duration shortening forward interest rate swaps to help maintain the Fund’s ten-year maximum duration mandate. The interest rate swaps did not meaningfully impact performance.
How did NID and NIQ perform during the six-month reporting period ended November 30, 2018?
The tables in each Fund's Performance Overview and Holding Summaries section of this report provide the Funds’ total returns for the six-month, one-year, five-year and since-inception periods ended November 30, 2018. Each Fund's total returns at common share net asset value (NAV) are compared with the performance of a corresponding market index.
For the six months ended November 30, 2018, the total returns at common share NAV for both Funds outperformed the returns for the S&P Municipal Bond Index, while NID underperformed the S&P Intermediate Duration Municipal Yield Index and NIQ lagged the S&P Intermediate Municipal Index.
The main factors influencing the Funds’ relative performance during this reporting period were duration and yield curve positioning, ratings allocations, sector positioning and credit selection. In addition, the use of regulatory leverage was an important factor affecting the performance of the Funds. Leverage is discussed in more detail later in the Fund Leverage section of this report.
Duration and yield curve positioning were favorable to the Funds’ performance in this reporting period. The rising interest rate and steepening yield curve environment benefited the Funds’ intermediate duration profiles, as shorter maturities outperformed longer maturities. NIQ was most helped by its overweight to the zero to two-year duration bucket, which was partially offset by the negative impact from an overweight to the 10- to 12-year segment.
Credit ratings allocations were a positive contributor to the Funds’ performance. Both Funds emphasized lower rated (A rated and below) bonds, which outperformed the overall market, over high grade (AAA and AA rated) paper, which trailed the overall market. In particular, the Funds’ exposure to the high yield segment, composed of bonds rated BBB and below, and the non-rated category performed well as their higher coupons helped buffer the impact of rising interest rates.
Sector positioning detracted from performance in this reporting period. Compared to S&P Intermediate Duration Municipal Yield Index, NID had heavier exposure to a sell-off in the tobacco sector as well as lighter exposure to the appreciation in Puerto Rico bonds, which was detrimental to relative performance. However, some of the relative weakness was counteracted by the strong performance of NID’s overweight in IDR credits. Notably, holdings in FirstEnergy Solutions (for more detail see An Update on FirstEnergy Solutions Corp. following this commentary), U.S. Steel, AK Steel, Delta Airlines, USG, Iowa Fertilizer, Northrup Grumman and Boise Cascade outperformed in this reporting period. For NIQ, which is compared to the S&P Intermediate Municipal Index, an underweight to the “other transportation” sector detracted from relative results, while the Fund’s exposure to the higher education sector was beneficial. Additionally, NIQ’s credit selection in short-dated, lower rated bonds, including FirstEnergy Solutions, bolstered relative performance, but the gain was offset by weaker selection among tender option bonds.

An Update on FirstEnergy Solutions Corp.
FirstEnergy Solutions Corp. and all of its subsidiaries filed for protection under Chapter 11 of the U.S. Bankruptcy Code on March 18, 2018. FirstEnergy Solutions and its subsidiaries specialize in coal and nuclear energy production. It is one of the main energy producers in the state of Ohio and a major energy provider in Pennsylvania. Because of the challenging market environment for nuclear and coal power in the face of inexpensive natural gas, FirstEnergy Corp., FirstEnergy Solution’s parent announced in late 2016 that it would begin a strategic review of its generation assets. FirstEnergy Solutions is a unique corporate issuer in that the majority of its debt was issued in the municipal market to finance pollution control and waste disposal for its coal and nuclear plants. A substantial amount of bondholders, of which Nuveen Funds are included, entered into an “Agreement in Principal” with FirstEnergy Corp., to resolve potential claims that bondholders may have against FirstEnergy Corp. The agreement is subject to the approval of the FirstEnergy Corp. board of directors, FirstEnergy Solutions and the bankruptcy court.
In terms of FirstEnergy holdings, shareholders should note that NID had 4.12% and NIQ had 0.91% exposure, which was a mix of unsecured and secured holdings.

Fund Leverage
IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE
One important factor impacting the returns of the Funds’ common shares relative to their comparative benchmarks was the Funds’ use of leverage through their issuance of preferred shares and/or investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income, particularly in the recent market environment where short-term market rates are at or near historical lows, meaning that the short-term rates the Fund has been paying on its leveraging instruments in recent years have been much lower than the interest the Fund has been earning on its portfolio of long-term bonds that it has bought with the proceeds of that leverage.
However, use of leverage can expose Fund common shares to additional price volatility. When a Fund uses leverage, the Fund common shares will experience a greater increase in their net asset value if the municipal bonds acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the bonds acquired through leverage decline in value, which will make the shares’ net asset value more volatile, and total return performance more variable, over time.
In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. Over the last few quarters, short-term interest rates have indeed increased from their extended lows after the 2007-09 financial crisis. This increase has reduced common share net income, and also reduced potential for long-term total returns. Nevertheless, the ability to effectively borrow at current short-term rates is still resulting in enhanced common share income, and management believes that the advantages of continuation of leverage outweigh the associated increase in risk and volatility described above.
Leverage had a positive impact on the total return performance of the Funds over the reporting period.
As of November 30, 2018, the Funds’ percentages of leverage are as shown in the accompanying table.

	NID	NIQ
Effective Leverage*	36.97%	36.89%
Regulatory Leverage*	21.66%	23.73%

*
Effective Leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage. Regulatory leverage consists of preferred shares issued or borrowings of a Fund. Both of these are part of a Fund’s capital structure. A Fund, however, may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such incidental borrowings are excluded from the calculation of a Fund’s effective leverage ratio. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

THE FUNDS’ REGULATORY LEVERAGE
As of November 30, 2018, the Funds have issued and outstanding preferred shares as shown in the accompanying table.

Variable Rate
	Variable Rate	Remarketed
	Preferred*	Preferred**
	Shares	Shares
	Issued at	Issued at
	Liquidation	Liquidation
	Preference	Preference	Total
NID	$175,000,000	$—	$175,000,000
NIQ	$55,000,000	$—	$55,000,000

*
Preferred shares of the Fund featuring a floating rate dividend based on a predetermined formula or spread to an index rate. Includes the following preferred shares AMTP, iMTP, VMTP, MFP-VRM and VRDP in Special Rate Mode, where applicable. See Notes to Financial Statements, Note 4 – Fund Shares, Preferred Shares for further details.

**
Preferred shares of the Fund featuring floating rate dividends set by a remarketing agent via a regular remarketing. Includes the following preferred shares VRDP not in Special Rate Mode, MFP-VRRM and MFP-VRDM, where applicable. See Notes to Financial Statements, Note 4 – Fund Shares, Preferred Shares for further details.

Refer to Notes to Financial Statements, Note 4 – Fund Shares, Preferred Shares for further details on preferred shares and each Funds’ respective transactions.

Common Share Information
COMMON SHARE DISTRIBUTION INFORMATION
The following information regarding the Funds’ distributions is current as of November 30, 2018. Each Fund’s distribution levels may vary over time based on each Fund’s investment activity and portfolio investment value changes.
During the current reporting period, each Fund’s distributions to common shareholders were as shown in the accompanying table.

	Per Common
	Share Amounts
Monthly Distributions (Ex-Dividend Date)	NID	NIQ
June 2018	$0.0425	$0.0330
July	0.0425	0.0330
August	0.0425	0.0330
September	0.0425	0.0295
October	0.0425	0.0295
November 2018	0.0425	0.0295
Total Distributions from Net Investment Income	$0.2550	$0.1875

Yields
Market Yield*	4.12%	2.89%
Taxable-Equivalent Yield*	5.42%	3.80%

*
Market Yield is based on the Fund’s current annualized monthly dividend divided by the Fund’s current market price as of the end of the reporting period. Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 24.0%. When comparing a Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield would be lower.

Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6 – Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions was sourced from or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, per share amounts of each Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in Note 6 — Income Tax Information within the Notes to Financial Statements of this report.

Common Share Information (continued)
COMMON SHARE REPURCHASES
During August 2018, the Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase an aggregate of up to approximately 10% of its outstanding shares.
As of November 30, 2018, and since the inception of the Funds’ repurchase programs, the Funds have cumulatively repurchased and retired their outstanding common shares as shown in the accompanying table.

	NID	NIQ
Common shares cumulatively repurchased and retired	—	—
Common shares authorized for repurchase	4,690,000	1,310,000

OTHER COMMON SHARE INFORMATION
As of November 30, 2018, and during the current reporting period, the Funds’ common share prices were trading at a premium/(discount) to their common share NAVs as shown in the accompanying table.

	NID	NIQ
Common share NAV	$13.49	$13.50
Common share price	$12.39	$12.27
Premium/(Discount) to NAV	(8.15)%	(9.11)%
6-month average premium/(discount) to NAV	(8.75)%	(8.89)%

Risk Considerations
Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation.
Nuveen Intermediate Duration Municipal Term Fund (NID)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Lower credit debt securities may be more likely to fail to make timely interest or principal payments. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. For these and other risks, including the Fund’s limited term and inverse floater risk, see the Fund’s web page at www.nuveen.com/NID.
Nuveen Intermediate Duration Quality Municipal Term Fund (NIQ)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. For these and other risks, including the Fund’s limited term and inverse floater risk, see the Fund’s web page at www.nuveen.com/NIQ.

NID	Nuveen Intermediate Duration Municipal
Term Fund
Performance Overview and Holding Summaries as of
November 30, 2018

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Average Annual Total Returns as of November 30, 2018

	Cumulative	Average Annual
				Since
	6-Month	1-Year	5-Year	Inception
NID at Common Share NAV	1.00%	2.55%	6.07%	3.71%
NID at Common Share Price	0.61%	(1.32)%	7.39%	1.78%
S&P Intermediate Duration Municipal Yield Index	1.42%	3.86%	4.43%	3.52%
S&P Municipal Bond Index	0.36%	1.16%	3.59%	2.36%

Since inception returns are from 12/05/12. Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Common Share Price Performance — Weekly Closing Price

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	125.4%
Other Assets Less Liabilities	4.0%
Net Assets Plus Floating Rate
Obligations & AMTP Shares,
net of deferred offering costs	129.4%
Floating Rate Obligations	(1.8)%
AMTP Shares, net of deferred
offering costs	(27.6)%
Net Assets	100%

Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed	5.8%
AAA	0.1%
AA	23.3%
A	14.3%
BBB	21.4%
BB or Lower	20.0%
N/R (not rated)	15.1%
Total	100%

Portfolio Composition
(% of total investments)
Tax Obligation/Limited	23.3%
Health Care	11.8%
Tax Obligation/General	9.7%
Transportation	9.5%
Consumer Staples	8.7%
Education and Civic Organizations	8.4%
Utilities	7.8%
Industrials	7.6%
Other	13.2%
Total	100%

States and Territories
(as a % of total investments)
Illinois	17.4%
California	9.4%
Florida	7.2%
Ohio	6.9%
New York	6.1%
New Jersey	5.9%
Pennsylvania	5.6%
Texas	4.3%
Michigan	3.8%
Guam	3.3%
Colorado	3.0%
Indiana	2.5%
Wisconsin	2.4%
Iowa	2.2%
Washington	2.1%
Other	17.9%
Total	100%

NIQ	Nuveen Intermediate Duration Quality
Municipal Term Fund
Performance Overview and Holding Summaries as of
November 30, 2018

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Average Annual Total Returns as of November 30, 2018

	Cumulative	Average Annual
				Since
	6-Month	1-Year	5-Year	Inception
NIQ at Common Share NAV	0.20%	0.62%	4.93%	2.78%
NIQ at Common Share Price	(0.50)%	(1.63)%	5.87%	0.61%
S&P Municipal Bond Intermediate Index	0.72%	1.17%	3.01%	2.35%
S&P Municipal Bond Index	0.36%	1.16%	3.59%	2.55%

Since inception returns are from 2/07/13. Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Common Share Price Performance — Weekly Closing Price

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	127.8%
Other Assets Less Liabilities	3.2%
Net Assets Plus AMTP Shares,
net of deferred offering costs	131.0%
AMTP Shares, net of deferred
offering costs	(31.0)%
Net Assets	100%

Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed	10.0%
AAA	0.4%
AA	31.7%
A	30.0%
BBB	17.9%
BB or Lower	5.0%
N/R (not rated)	5.0%
Total	100%

Portfolio Composition
(% of total investments)
Utilities	23.6%
Tax Obligation/Limited	15.6%
Health Care	15.3%
Transportation	14.9%
Education and Civic Organizations	9.0%
Water and Sewer	7.9%
Tax Obligation/General	5.8%
Other	7.9%
Total	100%

States and Territories
(as a % of total investments)
California	12.1%
Illinois	9.1%
Florida	8.2%
Colorado	7.8%
Tennessee	7.4%
Texas	7.1%
Michigan	4.5%
New Jersey	4.2%
Pennsylvania	3.2%
New York	3.0%
Ohio	3.0%
Maine	2.3%
Kentucky	2.2%
Nevada	2.0%
South Carolina	1.9%
Alabama	1.9%
Hawaii	1.4%
Other	18.7%
Total	100%

NID	Nuveen Intermediate Duration Municipal
Term Fund
Portfolio of Investments
November 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 125.4% (100.0% of Total Investments)
	MUNICIPAL BONDS – 125.4% (100.0% of Total Investments)
	Alaska – 0.3% (0.2% of Total Investments)
$ 2,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed	1/19 at 100.00	B3	$ 1,950,200
	Bonds, Series 2006A, 5.000%, 6/01/32
	Arizona – 1.2% (0.9% of Total Investments)
2,000	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s	2/22 at 100.00	A+	2,146,040
	Hospital, Refunding Series 2012A, 5.000%, 2/01/27
695	Estrella Mountain Ranch Community Facilities District, Goodyear City, Arizona, Special	7/25 at 100.00	N/R	650,207
	Assessment Revenue Bonds, Montecito Assessment District 2, Series 2015, 4.750%,
	7/01/30, 144A
1,050	Florence Town Inc., Industrial Development Authority, Arizona, Education Revenue Bonds,	No Opt. Call	Ba1	1,088,199
	Legacy Traditional School Project – Queen Creek and Casa Grande Campuses, Series 2013,
	5.000%, 7/01/23
85	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	7/21 at 100.00	N/R (4)	92,600
	Great Hearts Academies – Veritas Project, Series 2012, 6.250%, 7/01/32 (Pre-refunded 7/01/21)
290	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	7/25 at 100.00	Ba1	290,470
	Legacy Traditional Schools Projects, Series 2015, 5.000%, 7/01/45, 144A
1,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities	2/24 at 100.00	B+	935,160
	Foundation, Inc. Project, Series 2014, 5.125%, 2/01/34
760	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and	7/20 at 102.00	BB–	720,389
	Refunding Bonds, Edkey Charter Schools Project, Series 2013, 5.000%, 7/01/25
800	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series	No Opt. Call	N/R (4)	813,776
	2011, 5.000%, 7/01/19 (ETM)
533	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds,	1/19 at 100.00	N/R	532,121
	Series 2005, 5.750%, 7/01/22
7,213	Total Arizona			7,268,962
	California – 11.8% (9.4% of Total Investments)
1,850	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second	10/26 at 100.00	AA	1,911,050
	Subordinate Lien Series 2016B, 4.000%, 10/01/35 (WI/DD, Settling 12/03/18) – AGM Insured
2,490	Alvord Unified School District, Riverside County, California, General Obligation Bonds,	No Opt. Call	AA	4,838,991
	Tender Option Bond Trust 2016-XG0089, 20.170%, 8/01/30, 144A (IF) (6)
790	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 6.875%,	3/21 at 100.00	N/R (4)	855,910
	3/01/26 (Pre-refunded 3/01/21)
750	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge,	10/26 at 100.00	AA	868,147
	Tender Option Bond Trust 2016-XG0019, 5.016%, 10/01/31, 144A (IF) (6)
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group,
	Series 2017A:
1,095	5.250%, 11/01/29	11/26 at 100.00	BBB–	1,214,235
1,140	5.000%, 11/01/30	11/26 at 100.00	BBB–	1,239,545
1,000	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds,	7/22 at 100.00	Baa3	1,027,940
	Poseidon Resources Channelside LP Desalination Project, Series 2012, 5.000%, 11/21/45, 144A
	(Alternative Minimum Tax)
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma
	Linda University Medical Center, Series 2014A:
500	5.250%, 12/01/29	12/24 at 100.00	BB	538,070
2,500	5.250%, 12/01/34	12/24 at 100.00	BB	2,652,325
2,300	California Statewide Communities Development Authority, California, Revenue Bonds, Loma	6/26 at 100.00	BB–	2,481,838
	Linda University Medical Center, Series 2016A, 5.000%, 12/01/27, 144A

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$ 5,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,	8/20 at 100.00	N/R	$ 5,208,200
	Redevelopment Projects, Second Lien Series 2010B, 5.750%, 8/01/26
3,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	No Opt. Call	AA	2,736,120
	Refunding Series 2013A, 0.000%, 1/15/29 – AGM Insured (5)
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement
	Asset-Backed Bonds, Series 2018A-1:
2,000	5.000%, 6/01/30	6/28 at 100.00	BBB	2,206,500
3,260	5.000%, 6/01/32	6/28 at 100.00	BBB	3,558,420
2,885	5.000%, 6/01/33	6/28 at 100.00	BBB	3,134,726
3,805	5.000%, 6/01/34	6/28 at 100.00	BBB	4,115,564
1,415	5.000%, 6/01/35	6/28 at 100.00	BBB	1,524,677
2,890	3.500%, 6/01/36	6/22 at 100.00	BBB	2,835,784
310	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	1/19 at 100.00	A	310,676
	Project, Subordinate Lien Refunding Series 2008A, 5.000%, 8/15/23
645	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement	1/19 at 100.00	N/R	642,871
	Asset-Backed Bonds, Series 2007A. Turbo Current Interest, 4.625%, 6/01/21
2,315	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds,	9/25 at 100.00	N/R	2,485,847
	Refunding Series 2015, 5.000%, 9/01/35
250	National City Community Development Commission, California, Tax Allocation Bonds,	8/21 at 100.00	A (4)	283,272
	National City Redevelopment Project, Series 2011, 7.000%, 8/01/32 (Pre-refunded 8/01/21)
855	Palomar Pomerado Health Care District, California, Certificates of Participation, Series	No Opt. Call	N/R (4)	883,908
	2009, 5.500%, 11/01/19 (ETM)
5,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series	11/19 at 100.00	N/R (4)	5,219,050
	2009, 6.625%, 11/01/29 (Pre-refunded 11/01/19)
700	Redwood City, California, Special Tax Refunding Bonds, Redwood Shores Community	9/22 at 100.00	N/R	743,561
	Facilities District 99-1, Shores Transportation Improvement Project, Series 2012B,
	5.000%, 9/01/29
1,975	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation	10/24 at 100.00	AA	2,184,231
	Bonds, Refunding Series 2014A, 5.000%, 10/01/34 (WI/DD, Settling 12/03/18) – AGM Insured
215	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8	No Opt. Call	N/R	221,695
	Scott Road, Series 2013, 4.000%, 9/01/21
500	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westbrook,	9/24 at 100.00	N/R	539,490
	Series 2014, 5.000%, 9/01/29
2,395	San Bernardino Joint Powers Financing Authority, California, Tax Allocation Bonds,	No Opt. Call	AA	2,750,945
	Series 2005A, 5.750%, 10/01/24 – AGM Insured
440	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series	12/21 at 100.00	BB	479,851
	2011, 7.500%, 12/01/41
260	San Diego, California, Community Facilities District 3 Liberty Station Special Tax	No Opt. Call	N/R	269,961
	Refunding Bonds Series 2013, 5.000%, 9/01/20
1,500	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds,	3/23 at 100.00	N/R	1,580,040
	Community Facilities District 2008-1 Tejon Industrial Complex East 2012A, 5.000%, 9/01/32
1,500	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds,	3/23 at 100.00	N/R	1,571,310
	Community Facilities District 2008-1 Tejon Industrial Complex East 2012B, 5.000%, 9/01/32
10,000	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	1/19 at 100.00	BB–	10,044,300
	Bonds, Refunding Series 2005A-2, 5.400%, 6/01/27 (5)
1,245	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	1/19 at 100.00	Baa3	1,251,312
	Bonds, Series 2005A-1, 4.750%, 6/01/23
65	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21	8/19 at 100.00	N/R (4)	66,475
	(Pre-refunded 8/01/19)
68,840	Total California			74,476,837

NID	Nuveen Intermediate Duration Municipal Term Fund
Portfolio of Investments (continued)
November 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado – 3.7% (3.0% of Total Investments)
	Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior Series 2017:
$ 750	4.000%, 12/31/30 (Alternative Minimum Tax)	12/27 at 100.00	A–	$ 772,192
250	4.000%, 6/30/31 (Alternative Minimum Tax)	12/27 at 100.00	A–	256,550
645	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue	6/23 at 100.00	A+	693,491
	Bonds, Pinnacle Charter School, Inc. K-8 Facility Project, Series 2013, 5.000%, 6/01/29
330	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	No Opt. Call	B+	333,076
	Academy of Charter Schools Project, Series 2010B, 6.125%, 11/01/20
100	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	No Opt. Call	BB+	103,171
	Littleton Preparatory Charter School, Series 2013, 5.000%, 12/01/22
420	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Longterm Care	No Opt. Call	N/R (4)	436,220
	National Obligated Group Project, Series 2010A, 5.250%, 11/15/20 (ETM)
889	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project,	No Opt. Call	N/R	307,559
	Series 2017, 6.875%, 10/01/27 (Alternative Minimum Tax) (7)
3,270	Colorado Springs, Colorado, Utilities System Revenue Bonds, Tender Option Bond Trust	11/22 at 100.00	AA	3,893,589
	2015-XF0223, 9.001%, 11/15/30, 144A (IF)
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System
	Revenue Bonds, Tender Option Bond Trust 2016-XF2354:
100	15.959%, 3/01/25, 144A (IF) (6)	No Opt. Call	AA	177,012
300	15.959%, 3/01/26, 144A (IF) (6)	No Opt. Call	AA	552,456
430	15.927%, 3/01/27, 144A (IF) (6)	No Opt. Call	AA	812,618
725	15.959%, 3/01/28, 144A (IF) (6)	No Opt. Call	AA	1,396,364
200	15.959%, 3/01/29, 144A (IF) (6)	No Opt. Call	AA	392,080
635	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United	10/23 at 100.00	BB	667,702
	Airlines, Inc. Project, Refunding Series 2017, 5.000%, 10/01/32 (Alternative Minimum Tax)
2,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center	No Opt. Call	Baa2	2,216,340
	Hotel, Refunding Senior Lien Series 2016, 5.000%, 12/01/26
5,715	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%,	No Opt. Call	A	4,194,467
	9/01/27 – NPFG Insured
860	Fitzsimons Village Metropolitan District 3, Arapahoe County, Colorado, Tax	3/20 at 100.00	N/R	838,921
	Increment/Public Improvement Fee Supported Revenue Bonds, Series 2014A,
	5.750%, 3/01/32
	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds,
	Refunding Series 2013:
500	5.000%, 12/01/18, 144A	No Opt. Call	N/R	500,000
1,000	5.000%, 12/01/21, 144A	No Opt. Call	N/R	1,053,880
528	SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds, Refunding Series	No Opt. Call	N/R	518,797
	2016, 3.000%, 12/01/21
3,150	Westminster Economic Development Authority, Colorado, Tax Increment Revenue Bonds,	12/22 at 100.00	AA–	3,442,729
	Mandalay Gardens Urban Renewal Project, Series 2012, 5.000%, 12/01/27
22,797	Total Colorado			23,559,214
	Connecticut – 0.0% (0.0% of Total Investments)
7,714	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate	No Opt. Call	N/R	260,362
	Series 2013A, 6.050%, 7/01/31 (cash 4.000%, PIK 2.050%) (8)
	District of Columbia – 0.7% (0.6% of Total Investments)
	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard
	Properties LLC Issue, Series 2013:
500	4.000%, 10/01/19	No Opt. Call	BB+	501,150
500	4.000%, 10/01/20	No Opt. Call	BB+	501,960
670	4.000%, 10/01/21	No Opt. Call	BB+	671,936
355	District of Columbia, Revenue Bonds, Ingleside at Rock Creek Project, Series 2017A,	7/24 at 103.00	N/R	349,824
	4.125%, 7/01/27

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	District of Columbia (continued)
	District of Columbia, Tax Increment Revenue Bonds, Gallery Place Project, Tender Option
	Bond Trust 2016-XF2341:
$ 745	15.230%, 6/01/29, 144A (IF) (6)	6/21 at 100.00	Aa2	$ 975,093
785	15.181%, 6/01/30, 144A (IF) (6)	6/21 at 100.00	Aa2	1,022,619
520	15.230%, 6/01/31, 144A (IF) (6)	6/21 at 100.00	Aa2	675,418
4,075	Total District of Columbia			4,698,000
	Florida – 9.0% (7.2% of Total Investments)
	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing
	Project, Series 2013A:
425	5.000%, 11/15/20	No Opt. Call	BBB	444,898
150	5.000%, 11/15/23	No Opt. Call	BBB	163,551
680	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds,	5/25 at 100.00	N/R	668,372
	Series 2015, 5.000%, 5/01/30
7,200	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care	7/25 at 100.00	N/R	7,614,720
	Inc. Project, Series 2015, 5.750%, 7/01/30, 144A
430	Capital Projects Finance Authority, Student Housing Revenue Bonds, Capital Projects Loan	1/19 at 100.00	Baa2	432,584
	Program – Florida Universities, Series 2001F-1, 5.000%, 10/01/31 – NPFG Insured
1,980	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami	7/20 at 100.00	Baa3	2,033,143
	FX, LLC Project, Series 2010A, 5.350%, 7/01/29
805	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria	No Opt. Call	BBB–	821,728
	University, Refunding Series 2013A, 4.500%, 6/01/23
475	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment	No Opt. Call	N/R	471,874
	Bonds, Area One Project, Series 2016, 3.500%, 11/01/21
1,800	Florida Development Finance Corporation, Educational Facilities Revenue Bonds,	No Opt. Call	BB	1,866,060
	Renaissance Charter School, Inc. Projects, Series 2011A, 6.500%, 6/15/21
545	Florida, Development Finance Corporation, Surface Transportation Facility Revenue Bonds,	1/19 at 105.00	N/R	564,522
	Brightline Passenger Rail Project – South Segment, Series 2017, 5.625%, 1/01/47, 144A
	(Mandatory put 1/01/28) (Alternative Minimum Tax)
640	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special	No Opt. Call	N/R	667,322
	Assessment Bonds, Doral Breeze Project Series 2012, 5.125%, 11/01/22
	Lake Powell Residential Golf Community Development District, Bay County, Florida,
	Special Assessment Revenue Refunding Bonds, Series 2012:
700	5.250%, 11/01/22	No Opt. Call	N/R	727,356
1,300	5.750%, 11/01/32	11/23 at 100.00	N/R	1,333,943
1,855	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee	1/19 at 100.00	BB–	1,839,882
	County Community Charter Schools, Series 2007A, 5.250%, 6/15/27
4,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue	6/20 at 100.00	BBB+	4,072,640
	Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21, 144A (Alternative
	Minimum Tax)
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Tender
	Option Bond Trust 2016-XG0099:
700	14.868%, 7/01/22, 144A (IF) (6)	No Opt. Call	A+	1,038,926
820	14.868%, 7/01/23, 144A (IF) (6)	7/22 at 100.00	A+	1,206,671
1,115	14.868%, 7/01/24, 144A (IF) (6)	7/22 at 100.00	A+	1,624,711
800	14.868%, 7/01/25, 144A (IF) (6)	7/22 at 100.00	A+	1,154,232
710	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement	No Opt. Call	N/R	733,018
	Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22
1,230	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement	No Opt. Call	N/R	1,273,702
	Bonds, Development Unit 16, Refunding Series 2012, 5.125%, 8/01/22
500	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH	12/24 at 100.00	BBB+	552,140
	Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/25
900	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical	11/22 at 100.00	BBB+	942,228
	Center, Series 2013A, 5.000%, 11/01/33

NID	Nuveen Intermediate Duration Municipal Term Fund
Portfolio of Investments (continued)
November 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 140	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds,	No Opt. Call	N/R	$ 140,136
	Refunding Series 2013, 3.500%, 5/01/19
2,610	South Fork Community Development District, Florida, Capital Improvement Revenue Bonds,	5/27 at 100.00	BBB	2,626,626
	Refunding Series 2017, 4.000%, 5/01/31
1,735	South-Dade Venture Community Development District, Florida, Special Assessment Revenue	5/22 at 100.00	BBB	1,861,134
	Bonds, Refunding Series 2012, 5.000%, 5/01/26
1,125	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds,	5/23 at 100.00	N/R	1,123,706
	Refunding Series 2013, 4.000%, 5/01/25
	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central
	Florida Health Alliance Projects, Series 2014B:
2,925	5.000%, 7/01/29	7/24 at 100.00	A–	3,200,564
2,350	5.000%, 7/01/30	7/24 at 100.00	A–	2,556,400
1,560	5.000%, 7/01/31	7/24 at 100.00	A–	1,688,404
1,400	5.000%, 7/01/32	7/24 at 100.00	A–	1,509,088
	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Tender Option
	Bond Trust 2016-XG0097:
400	15.128%, 7/01/27, 144A (IF) (6)	7/22 at 100.00	A+	575,684
290	15.128%, 7/01/28, 144A (IF) (6)	7/22 at 100.00	A+	412,705
1,000	10.136%, 7/01/29, 144A (IF) (6)	7/22 at 100.00	A+	1,222,780
1,000	10.136%, 7/01/30, 144A (IF) (6)	7/22 at 100.00	A+	1,198,580
1,000	15.128%, 7/01/31, 144A (IF) (6)	7/22 at 100.00	A+	1,419,560
1,510	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	1/19 at 100.00	N/R	1,511,163
	5.400%, 5/01/37
1,255	Venetian Community Development District, Sarasota County, Florida, Capital Improvement	5/22 at 100.00	N/R	1,286,237
	Revenue Bonds, Series 2012-A2, 5.000%, 5/01/23
1,945	Verandah West Community Development District, Florida, Capital Improvement Revenue	No Opt. Call	N/R	1,936,403
	Bonds, Refunding Series 2013, 4.000%, 5/01/23
390	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue	No Opt. Call	BBB–	410,884
	Bonds, Phase Two Assessment Area, Refunding Series 2012A-2, 5.600%, 5/01/22
52,395	Total Florida			56,928,277
	Georgia – 0.4% (0.3% of Total Investments)
2,000	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta	6/20 at 100.00	Baa3	2,175,120
	Air Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29
575	Rockdale County Development Authority, Georgia, Revenue Bonds, Pratt Paper, LLC Project,	1/28 at 100.00	N/R	549,079
	Refunding Series 2018, 4.000%, 1/01/38, 144A (Alternative Minimum Tax)
2,575	Total Georgia			2,724,199
	Guam – 4.1% (3.3% of Total Investments)
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
1,860	5.000%, 11/15/24	No Opt. Call	A	2,064,005
2,170	5.000%, 11/15/33	11/25 at 100.00	A	2,315,195
	Guam Government Department of Education, Certificates of Participation, John F. Kennedy
	High School Project, Series 2010A:
810	6.000%, 12/01/20	No Opt. Call	B+	817,079
325	6.875%, 12/01/40	12/20 at 100.00	B+	333,027
1,100	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/24 at 100.00	A–	1,170,037
	Refunding Series 2014A, 5.000%, 7/01/29
2,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/20 at 100.00	A– (4)	2,100,580
	2010, 5.250%, 7/01/25 (Pre-refunded 7/01/20)
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,
	Series 2013:
1,365	5.250%, 7/01/24	7/23 at 100.00	A–	1,487,946
2,500	5.500%, 7/01/43	7/23 at 100.00	A–	2,645,675
235	Guam Government, General Obligation Bonds, 2009 Series A, 6.000%, 11/15/19	No Opt. Call	BB–	240,389

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Guam (continued)
$ 2,500	Guam Government, General Obligation Bonds, 2009 Series A, 6.750%, 11/15/29	11/19 at 100.00	N/R (4)	$ 2,613,500
	(Pre-refunded 11/15/19)
1,000	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.375%,	12/19 at 100.00	BBB+ (4)	1,034,080
	12/01/24 (Pre-refunded 12/01/19)
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
1,000	5.000%, 12/01/24	No Opt. Call	BBB+	1,110,230
2,500	5.000%, 12/01/25	No Opt. Call	BBB+	2,793,100
2,750	5.000%, 12/01/26	No Opt. Call	BBB+	3,085,472
2,025	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	2,191,597
200	Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/31	10/24 at 100.00	BBB	212,538
24,340	Total Guam			26,214,450
	Hawaii – 1.3% (1.0% of Total Investments)
6,215	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/27 at 100.00	N/R	6,112,701
	University, Series 2018, 6.000%, 7/01/28, 144A
355	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds,	No Opt. Call	A–	360,329
	Wilikina Apartments Project, Series 2012A, 4.250%, 5/01/22
1,550	Hawaii State Department of Transportation, Special Facility Revenue Bonds, Continental	1/19 at 100.00	BB	1,569,096
	Airlines Inc., Series 1997, 5.625%, 11/15/27 (Alternative Minimum Tax)
8,120	Total Hawaii			8,042,126
	Idaho – 0.4% (0.3% of Total Investments)
2,530	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project,	9/26 at 100.00	BB+	2,713,501
	Refunding Series 2016, 5.000%, 9/01/30
	Illinois – 21.8% (17.4% of Total Investments)
6,660	CenterPoint Intermodal Center Program Trust, Illinois, Series 2004 Class A Certificates,	12/22 at 100.00	N/R	6,679,647
	4.000%, 6/15/23, 144A (Mandatory put 12/15/22)
5,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds,	4/27 at 100.00	A	5,625,400
	Series 2016, 5.750%, 4/01/34
440	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds,	4/27 at 100.00	N/R	464,174
	Series 2017, 5.000%, 4/01/42
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,
	Refunding Series 2010F:
545	5.000%, 12/01/18	No Opt. Call	BB–	545,000
1,275	5.000%, 12/01/19	No Opt. Call	B+	1,294,597
1,230	5.000%, 12/01/20	No Opt. Call	BB–	1,263,997
3,420	5.000%, 12/01/31	12/20 at 100.00	BB–	3,436,040
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,
	Refunding Series 2010F:
140	5.000%, 12/01/18 (ETM)	No Opt. Call	N/R (4)	140,000
325	5.000%, 12/01/19 (ETM)	No Opt. Call	N/R (4)	334,721
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,
	Refunding Series 2017C:
7,225	5.000%, 12/01/26	No Opt. Call	B+	7,484,811
1,875	5.000%, 12/01/27	No Opt. Call	B+	1,945,106
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/28 at 100.00	AA	1,101,610
	Refunding Series 2018A, 5.000%, 12/01/30 – AGM Insured
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,
	Series 2008C:
1,250	5.000%, 12/01/22	12/18 at 100.00	BB–	1,250,887
3,000	5.250%, 12/01/25	12/18 at 100.00	BB–	3,001,920
870	5.000%, 12/01/29	12/18 at 100.00	BB–	870,157
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/25 at 100.00	B+	1,168,780
	Series 2016A, 7.000%, 12/01/26

NID	Nuveen Intermediate Duration Municipal Term Fund
Portfolio of Investments (continued)
November 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated
	Tax Revenues, Series 1998B-1:
$ 1,470	0.000%, 12/01/22 – NPFG Insured	No Opt. Call	Baa2	$ 1,286,426
1,500	0.000%, 12/01/27 – NPFG Insured	No Opt. Call	Baa2	1,025,895
2,393	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State	12/18 at 100.00	N/R	2,369,461
	Redevelopment Project, Series 2012, 6.100%, 1/15/29
202	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, MetraMarket	1/19 at 100.00	Ba2	202,411
	Project, Series 2010, 6.870%, 2/15/24
848	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue	1/19 at 100.00	N/R	619,136
	Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26 (8)
1,935	Chicago, Illinois, General Obligation Bonds, Project Series 2011A, 5.000%, 1/01/40	1/21 at 100.00	BBB+	1,954,660
2,680	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 1/01/23	1/22 at 100.00	BBB+	2,776,373
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
850	5.000%, 1/01/24	No Opt. Call	BBB+	899,470
1,500	5.000%, 1/01/25	No Opt. Call	BBB+	1,596,780
	Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 2015-XF0124:
1,000	14.739%, 11/15/29, 144A (IF) (6)	11/22 at 100.00	AA–	1,334,980
3,040	14.739%, 11/15/33, 144A (IF) (6)	11/22 at 100.00	AA–	3,833,379
1,100	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	B+	1,146,442
	Corporation Project, Series 2010, 6.750%, 10/15/40
5,530	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	B+	5,788,030
	Corporation Project, Series 2010, 6.750%, 10/15/40
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond
	Trust 2016-XF2339:
480	15.714%, 9/01/21, 144A (IF) (6)	No Opt. Call	AA+	656,304
330	15.688%, 9/01/21, 144A (IF) (6)	No Opt. Call	AA+	450,978
435	15.677%, 9/01/22, 144A (IF) (6)	No Opt. Call	AA+	645,257
	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding
	Series 2006A:
2,680	5.000%, 4/01/24	1/19 at 100.00	Baa3	2,680,616
1,950	5.000%, 4/01/26	1/19 at 100.00	Baa3	1,949,980
2,000	5.000%, 4/01/31	1/19 at 100.00	Baa3	1,976,320
	Illinois Finance Authority, Revenue Bonds, Illinois Wesleyan University, Refunding
	Series 2016:
1,500	3.000%, 9/01/30	9/26 at 100.00	A–	1,333,875
1,475	3.000%, 9/01/31	9/26 at 100.00	A–	1,294,224
	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013:
770	4.000%, 5/15/19	No Opt. Call	Baa2	774,658
895	5.000%, 5/15/20	No Opt. Call	Baa2	925,269
1,035	5.000%, 5/15/21	No Opt. Call	Baa2	1,092,329
1,210	5.000%, 5/15/22	No Opt. Call	Baa2	1,300,944
1,575	5.000%, 5/15/24	5/22 at 100.00	Baa2	1,686,982
120	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care Corporation,	5/19 at 100.00	N/R (4)	122,245
	Refunding Series 2009, 6.125%, 5/15/25 (Pre-refunded 5/15/19)
	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care Corporation,
	Refunding Series 2009:
100	6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R (4)	101,803
3,280	6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	AA+ (4)	3,342,123
775	Illinois Finance Authority, Student Housing & Academic Facility Revenue Bonds,	8/27 at 100.00	BBB–	823,220
	CHF-Collegiate Housing Foundation – Chicago LLC University of Illinois at Chicago Project,
	Series 2017A, 5.000%, 2/15/37
2,500	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014,	6/24 at 100.00	AA	2,713,500
	5.000%, 6/15/27 – AGM Insured

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001:
$ 4,300	0.000%, 6/15/23 – AMBAC Insured	No Opt. Call	BBB–	$ 3,604,905
1,000	0.000%, 6/15/25 – AMBAC Insured	No Opt. Call	BBB–	769,140
	Illinois State, General Obligation Bonds, December Series 2017A:
890	5.000%, 12/01/27	No Opt. Call	BBB	944,228
1,020	5.000%, 12/01/28	12/27 at 100.00	BBB	1,077,457
2,250	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/21	No Opt. Call	BBB	2,320,425
1,500	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/26	No Opt. Call	BBB	1,594,515
5,175	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/26	No Opt. Call	BBB	5,501,077
4,565	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/26	No Opt. Call	BBB	4,843,556
1,870	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/24	1/20 at 100.00	BBB	1,900,275
	Illinois State, General Obligation Bonds, Refunding Series 2012:
1,750	5.000%, 8/01/22	No Opt. Call	BBB	1,828,925
4,000	5.000%, 8/01/23 – AGM Insured	No Opt. Call	AA	4,336,160
2,000	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1010, 12.276%,	No Opt. Call	AA	2,672,340
	8/01/23 – AGM Insured, 144A (IF) (6)
3,560	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior Obligation	6/26 at 100.00	AA	3,646,081
	September Series 2016C, 4.000%, 6/15/30 – BAM Insured
2,060	Illinois State, Sales Tax Revenue Bonds, First Series 2002, 6.000%, 6/15/27 –	No Opt. Call	A–	2,441,965
	NPFG Insured
3,525	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/22 at 100.00	BBB	3,651,688
	Bonds, Refunding Series 2012B, 5.000%, 12/15/28
1,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	No Opt. Call	BBB	1,076,630
	Bonds, Series 2017B, 5.000%, 12/15/26
3,685	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place	6/20 at 100.00	BBB	3,702,651
	Expansion Project, Refunding Series 2010B-2, 5.250%, 6/15/50
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,
	Refunding Series 2018C:
2,115	5.000%, 12/01/23 (WI/DD, Settling 12/13/18)	No Opt. Call	B+	2,193,932
515	5.000%, 1/01/31	1/26 at 100.00	BBB+	539,653
	Romeoville, Illinois, Revenue Bonds, Lewis University Project, Series 2015:
1,100	5.000%, 10/01/25	4/25 at 100.00	BBB+	1,204,599
200	5.000%, 10/01/26	4/25 at 100.00	BBB+	217,828
2,500	Wauconda, Illinois, Special Service Area 1 Special Tax Bonds, Liberty Lake Project,	3/25 at 100.00	AA	2,718,250
	Refunding Series 2015, 5.000%, 3/01/33 – BAM Insured
132,993	Total Illinois			138,097,197
	Indiana – 3.1% (2.5% of Total Investments)
880	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A,	No Opt. Call	N/R	863,060
	6.000%, 11/15/22
4,215	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter	3/23 at 100.00	B+	4,202,566
	School Project, Series 2013A, 6.000%, 3/01/33
415	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	B	416,747
	Educational Excellence, Inc., Series 2009A, 6.000%, 10/01/21
850	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of	No Opt. Call	N/R	859,282
	Indiana Inc. Project, Series 2016, 6.250%, 12/01/24, 144A
870	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of	No Opt. Call	N/R	879,500
	Northwest Indiana Inc. Project, Series 2016, 6.250%, 12/01/24, 144A
5,590	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	6/20 at 100.00	BB–	5,746,240
	Corporation Project, Refunding Series 2010, 6.000%, 12/01/26
6,330	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	No Opt. Call	BB–	6,465,525
	Corporation Project, Refunding Series 2011, 6.000%, 12/01/19

NID	Nuveen Intermediate Duration Municipal Term Fund
Portfolio of Investments (continued)
November 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$ 275	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series	No Opt. Call	N/R	$ 300,154
	2013, 5.875%, 1/01/24 (Alternative Minimum Tax)
19,425	Total Indiana			19,733,074
	Iowa – 2.7% (2.2% of Total Investments)
1,925	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc.	8/22 at 100.00	BBB–	1,965,425
	Project, Series 2012, 4.750%, 8/01/42
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer
	Company Project, Series 2013:
1,150	5.500%, 12/01/22	12/18 at 100.00	B	1,151,276
3,000	5.250%, 12/01/25	12/23 at 100.00	B	3,172,320
3,990	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	12/19 at 104.00	B	4,192,532
	Company Project, Series 2016, 5.875%, 12/01/26, 144A
4,640	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	12/22 at 103.00	B	4,850,981
	Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory put 12/01/22)
200	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa	No Opt. Call	N/R (4)	201,506
	University Project, Series 2012, 3.000%, 9/01/19 (ETM)
1,500	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	1/19 at 100.00	BB–	1,500,405
	5.600%, 6/01/34 (5)
16,405	Total Iowa			17,034,445
	Kansas – 2.1% (1.7% of Total Investments)
2,000	Kansas Development Finance Authority Hospital Revenue Bonds, Adventist Health	5/22 at 100.00	AA	2,714,120
	System/Sunbelt Obligated Group, Tender Option Bond Trust 2016-XG0056,
	16.043%, 11/15/32, 144A (IF) (6)
310	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health	5/22 at 100.00	AA	399,265
	System/Sunbelt Obligated Group, Tender Option Bond Trust 2015-XF2190,
	13.076%, 11/15/32, 144A (IF) (6)
200	Kansas Power Pool, a Municipal Energy Agency Electric Utility Revenue Bonds, DogWood	12/25 at 100.00	A3	223,322
	Facility, Series 2015A, 5.000%, 12/01/28
1,750	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park	1/19 at 100.00	BB+	1,752,257
	Convention Center, Series 2007A, 5.250%, 1/01/32 – AMBAC Insured
2,000	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement	12/22 at 100.00	N/R	1,712,480
	District No. 1 Project, Series 2012B, 6.100%, 12/15/34
8,000	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at	12/22 at 100.00	N/R	6,581,280
	Lionsgate Project, Series 2012, 5.250%, 12/15/29
14,260	Total Kansas			13,382,724
	Kentucky – 0.9% (0.7% of Total Investments)
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro
	Health, Refunding Series 2017A:
3,000	5.000%, 6/01/30	6/27 at 100.00	Baa3	3,223,500
1,315	5.000%, 6/01/31	6/27 at 100.00	Baa3	1,406,550
685	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky	7/25 at 100.00	BBB+	756,130
	Information Highway Project, Senior Series 2015A, 5.000%, 7/01/27
175	Owensboro, Kentucky, Water Revenue Bonds, Refunding & Improvement Series 2014, 2.500%,	No Opt. Call	AA	176,764
	9/15/21 – BAM Insured
5,175	Total Kentucky			5,562,944
	Louisiana – 1.6% (1.3% of Total Investments)
	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East
	Jefferson General Hospital, Refunding Series 2011:
780	5.625%, 7/01/26	7/21 at 100.00	B+	766,264
60	6.250%, 7/01/31	7/21 at 100.00	BB	59,189

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$ 3,300	Louisiana Local Government Environmental Facilities and Community Development Authority,	11/27 at 100.00	BBB	$ 3,152,391
	Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017,
	3.500%, 11/01/32
2,840	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project,	No Opt. Call	Baa1	2,539,329
	Refunding Series 2017, 0.000%, 10/01/31 (5)
250	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/21 at 100.00	A3 (4)	268,810
	Series 2011, 5.250%, 5/15/22 (Pre-refunded 5/15/21)
500	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/21 at 100.00	A3 (4)	549,490
	Series 2011, 6.250%, 5/15/31 (Pre-refunded 5/15/21)
1,000	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series	No Opt. Call	AA–	1,092,510
	2013A, 5.000%, 7/01/22
	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal
	Project, Series 2017B:
500	5.000%, 1/01/31 (Alternative Minimum Tax)	1/27 at 100.00	A–	555,530
800	5.000%, 1/01/32 (Alternative Minimum Tax)	1/27 at 100.00	A–	885,400
285	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood	11/24 at 100.00	N/R	302,445
	Project, Refunding Series 2015, 5.250%, 11/15/29
10,315	Total Louisiana			10,171,358
	Maine – 0.1% (0.1% of Total Investments)
500	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal Resources of Maine	12/26 at 100.00	N/R	507,025
	LLC Project, Green Series 2017, 5.375%, 12/15/33, 144A (Alternative Minimum Tax)
350	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine	No Opt. Call	BBB	374,293
	Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/22
850	Total Maine			881,318
	Maryland – 0.6% (0.5% of Total Investments)
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
350	5.000%, 9/01/26	No Opt. Call	BBB–	390,593
1,000	5.000%, 9/01/33	9/27 at 100.00	BBB–	1,103,640
2,000	5.000%, 9/01/34	9/27 at 100.00	BBB–	2,181,220
3,350	Total Maryland			3,675,453
	Massachusetts – 0.9% (0.8% of Total Investments)
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue,	No Opt. Call	BBB	1,130,730
	Series 2016E, 5.000%, 7/01/26
1,510	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K,	7/22 at 100.00	AA	1,592,099
	Series 2013, 5.250%, 7/01/29 (Alternative Minimum Tax)
3,150	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc.,	1/19 at 100.00	N/R	3,208,874
	Series 2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)
5,660	Total Massachusetts			5,931,703
	Michigan – 4.8% (3.8% of Total Investments)
185	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds,	1/19 at 100.00	Baa2	187,407
	Development Area 1 Projects, Series 1998A, 4.750%, 7/01/25 – NPFG Insured
1,265	Flint Hospital Building Authority, Michigan, Building Authority Revenue Bonds, Hurley	No Opt. Call	BBB–	1,324,771
	Medical Center, Series 2013A, 5.000%, 7/01/23
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &
	Sewerage Department Water Supply System Local Project, Series 2014C-3:
5,000	5.000%, 7/01/24 – AGM Insured	No Opt. Call	AA	5,665,700
5,000	5.000%, 7/01/25 – AGM Insured	7/24 at 100.00	AA	5,628,800
5,000	5.000%, 7/01/26 – AGM Insured	7/24 at 100.00	AA	5,598,700
1,945	5.000%, 7/01/31 – AGM Insured	7/24 at 100.00	AA	2,147,727

NID	Nuveen Intermediate Duration Municipal Term Fund
Portfolio of Investments (continued)
November 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &
	Sewerage Department Water Supply System Local Project, Series 2014C-7:
$ 2,000	5.000%, 7/01/25 – NPFG Insured	7/24 at 100.00	A	$ 2,233,900
2,000	5.000%, 7/01/26 – NPFG Insured	7/24 at 100.00	A	2,223,040
325	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old	No Opt. Call	BB–	324,695
	Redford Academy Project, Series 2010A, 5.250%, 12/01/20
185	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service	No Opt. Call	B	181,139
	Learning Academy Project, Refunding Series 2011, 6.000%, 10/01/21
	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Tender Option
	Bond Trust 2015-XF0126:
7	15.423%, 12/01/27, 144A (Pre-refunded 12/01/20) (IF) (6)	12/20 at 100.00	N/R (4)	8,861
818	15.423%, 12/01/27, 144A (IF) (6)	12/20 at 100.00	AA–	1,035,482
330	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds,	1/19 at 100.00	BBB–	330,521
	Richfield Public School Academy, Series 2007, 5.000%, 9/01/22
1,725	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project,	12/23 at 100.00	N/R	1,919,132
	Series 2018, 7.000%, 12/01/30, 144A (Alternative Minimum Tax)
1,625	Star International Academy, Wayne County, Michigan, Public School Academy Revenue Bonds,	3/20 at 101.00	BBB	1,656,623
	Refunding Series 2012, 5.000%, 3/01/33
27,410	Total Michigan			30,466,498
	Minnesota – 0.1% (0.1% of Total Investments)
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Minneapolis College of
	Art and Design, Series 2015-8D:
260	4.000%, 5/01/24	5/23 at 100.00	Baa2	270,873
250	4.000%, 5/01/26	5/23 at 100.00	Baa2	258,260
510	Total Minnesota			529,133
	Mississippi – 0.6% (0.5% of Total Investments)
1,845	Mississippi Business Finance Corporation, Gulf Opportunity Zone Industrial Development	1/19 at 100.00	BBB–	1,840,590
	Revenue Bonds, Northrop Grumman Ship Systems Inc. Project, Series 2006, 4.550%, 12/01/28
	Mississippi Development Bank Special Obligation Bonds, Marshall County Industrial
	Development Authority, Mississippi Highway Construction Project, Tender Option
	Bond Trust 3315:
800	15.959%, 1/01/26, 144A (Pre-refunded 1/01/22) (IF) (6)	1/22 at 100.00	AA- (4)	1,147,352
500	15.959%, 1/01/28, 144A (Pre-refunded 1/01/22) (IF) (6)	1/22 at 100.00	AA- (4)	717,095
3,145	Total Mississippi			3,705,037
	Missouri – 1.3% (1.0% of Total Investments)
1,125	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson	11/25 at 100.00	N/R	1,103,524
	Shoppes Redevelopment Project, Refunding Series 2017A, 4.000%, 11/01/27
3,000	Poplar Bluff Regional Transportation Development District, Missouri, Transportation	12/22 at 100.00	BBB	2,988,540
	Sales Tax Revenue Bonds, Series 2012, 4.000%, 12/01/36
865	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding &	5/23 at 100.00	N/R	875,605
	Improvement Series 2014A, 5.000%, 5/01/24
	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue
	Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016:
385	5.000%, 11/15/23	No Opt. Call	N/R	405,690
800	5.000%, 11/15/25	No Opt. Call	N/R	851,688
1,595	Saint Louis Land Clearance for Redevelopment Authority, Missouri, Annual Appropriation	4/27 at 100.00	A	1,731,229
	Revenue Bonds, Contractual Payments of St. Louis City Scottrade Center Project, Series 2018A,
	5.000%, 4/01/38
7,770	Total Missouri			7,956,276

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Nebraska – 0.7% (0.6% of Total Investments)
$ 2,000	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A,	No Opt. Call	A	$ 2,152,720
	5.250%, 12/01/21
1,445	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012,	9/22 at 100.00	A	1,554,993
	5.000%, 9/01/32
635	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna	5/24 at 100.00	BBB+	694,563
	Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/26
4,080	Total Nebraska			4,402,276
	Nevada – 1.2% (1.0% of Total Investments)
	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project,
	Series 2017A:
320	5.000%, 9/01/29	9/27 at 100.00	BBB+	357,322
495	5.000%, 9/01/31	9/27 at 100.00	BBB+	548,287
1,630	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Regional Healthcare Project,	9/22 at 100.00	BBB+	1,748,094
	Refunding Series 2012, 5.000%, 9/01/27
620	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	Aa3	638,309
	International Airport, Series 2010A, 5.000%, 7/01/30
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-13
	Cornerstone, Refunding Series 2013:
375	4.000%, 3/01/19	No Opt. Call	N/R	375,026
420	5.000%, 3/01/20	No Opt. Call	N/R	424,150
440	5.000%, 3/01/21	No Opt. Call	N/R	446,112
455	5.000%, 3/01/22	No Opt. Call	N/R	461,898
1,465	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Refunding Series	6/26 at 100.00	BBB+	1,610,372
	2016, 5.000%, 6/15/31
1,000	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB+ (4)	1,029,360
	7.500%, 6/15/23 (Pre-refunded 6/15/19)
175	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 65	12/27 at 100.00	N/R	170,076
	Northern Beltway Commercial Area, Series 2017, 5.000%, 12/01/37, 144A
7,395	Total Nevada			7,809,006
	New Hampshire – 0.1% (0.1% of Total Investments)
	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds,
	Series 2000B:
320	0.000%, 1/01/19 – ACA Insured	No Opt. Call	AA	319,094
370	0.000%, 1/01/20 – ACA Insured	No Opt. Call	AA	355,252
690	Total New Hampshire			674,346
	New Jersey – 7.4% (5.9% of Total Investments)
3,275	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/19 at 100.00	N/R	3,086,786
	Evergreens Project, Series 2007, 5.625%, 1/01/38
3,000	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue	2/24 at 100.00	BBB+	3,219,330
	Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A, 5.000%, 2/15/31
900	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series	6/22 at 100.00	BBB+	957,690
	2012, 5.000%, 6/15/25
1,615	New Jersey Economic Development Authority, School Facilities Construction Financing	6/24 at 100.00	A–	1,641,906
	Program Bonds, Refunding Series 2014PP, 4.000%, 6/15/28
	New Jersey Economic Development Authority, School Facilities Construction Financing
	Program Bonds, Tender Option Bond Trust 2016-XF2340:
1,440	5.031%, 9/01/25, 144A (IF) (6)	3/25 at 100.00	A–	1,267,099
1,200	6.528%, 9/01/27, 144A (IF) (6)	3/23 at 100.00	A–	1,112,580
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental
	Airlines Inc., Series 1999:
3,000	5.125%, 9/15/23 (Alternative Minimum Tax)	3/19 at 100.00	BB	3,213,030
7,550	5.250%, 9/15/29 (Alternative Minimum Tax)	8/22 at 101.00	BB	8,137,768

NID	Nuveen Intermediate Duration Municipal Term Fund
Portfolio of Investments (continued)
November 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$ 2,410	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	3/24 at 101.00	BB	$ 2,695,898
	Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30 (Alternative Minimum Tax)
5,000	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University,	9/24 at 100.00	A–	5,042,450
	Series 2014A, 4.000%, 9/01/29
7,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint	7/21 at 100.00	BB+	7,430,080
	Peters University Hospital, Refunding Series 2011, 6.000%, 7/01/26
1,200	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton	7/26 at 100.00	AA	1,362,936
	HealthCare System, Series 2016A, 5.000%, 7/01/30
1,625	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding	No Opt. Call	A–	927,518
	Series 2006C, 0.000%, 12/15/31 – FGIC Insured
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	12/24 at 100.00	A–	1,080,350
	2009C, 5.250%, 6/15/32
	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057:
460	14.808%, 1/01/24, 144A (Pre-refunded 7/01/22) (IF) (6)	7/22 at 100.00	N/R (4)	694,375
40	14.808%, 1/01/24, 144A (Pre-refunded 7/01/22) (IF) (6)	7/22 at 100.00	A+ (4)	60,380
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed
	Bonds, Series 2018A:
2,250	5.000%, 6/01/27	No Opt. Call	A	2,520,630
1,920	5.000%, 6/01/30	6/28 at 100.00	A–	2,131,238
44,885	Total New Jersey			46,582,044
	New Mexico – 0.5% (0.4% of Total Investments)
1,115	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement	1/19 at 100.00	N/R	1,115,245
	Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (Alternative Minimum Tax)
2,000	Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo Retirement	5/22 at 100.00	BBB–	2,049,520
	Residences Project, Series 2012, 5.000%, 5/15/32
3,115	Total New Mexico			3,164,765
	New York – 7.7% (6.1% of Total Investments)
	Build New York City Resource Corporation, New York, Revenue Bonds, Bronx Charter School
	for Excellence, Series 2013A:
505	4.000%, 4/01/20	No Opt. Call	BBB–	511,954
570	4.000%, 4/01/23	No Opt. Call	BBB–	585,008
	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds,
	Pratt Paper NY, Inc. Project, Series 2014:
105	3.750%, 1/01/20, 144A (Alternative Minimum Tax)	No Opt. Call	N/R	105,832
1,080	4.500%, 1/01/25, 144A (Alternative Minimum Tax)	No Opt. Call	N/R	1,158,170
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University,
	Series 2013A:
820	5.000%, 5/01/23	No Opt. Call	BBB–	892,529
975	5.000%, 5/01/28	5/23 at 100.00	BBB–	1,040,393
20	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University,	No Opt. Call	N/R (4)	22,519
	Series 2013A, 5.000%, 5/01/23 (ETM)
25	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University,	5/23 at 100.00	N/R (4)	28,037
	Series 2013A, 5.000%, 5/01/28 (Pre-refunded 5/01/23)
10,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2017A,	No Opt. Call	Aa3	11,793,500
	5.000%, 2/15/27 (UB) (6)
1,000	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed	1/19 at 100.00	B–	1,000,030
	Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens
	Baseball Stadium Project, Series 2006:
190	5.000%, 1/01/22 – AMBAC Insured	1/19 at 100.00	BBB	190,483
2,740	5.000%, 1/01/39 – AMBAC Insured	1/19 at 100.00	BBB	2,774,086

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 3,775	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds,	No Opt. Call	BBB	$ 3,984,701
	Series 2016A-1, 5.625%, 6/01/35
6,500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	6,769,750
	Center Project, Class 2 Series 2014, 5.150%, 11/15/34, 144A
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds,
	American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
1,700	5.000%, 8/01/26 (Alternative Minimum Tax)	8/21 at 100.00	BB–	1,771,145
430	5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB–	444,009
	New York Transportation Development Corporation, New York, Special Facility Revenue
	Bonds, Delta Air Lines, Inc. – LaGuardia Airport Terminals C&D Redevelopment Project,
	Series 2018:
2,000	5.000%, 1/01/28 (Alternative Minimum Tax)	No Opt. Call	Baa3	2,244,700
2,000	5.000%, 1/01/30 (Alternative Minimum Tax)	1/28 at 100.00	Baa3	2,221,620
	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia
	Airport Terminal B Redevelopment Project, Series 2016A:
760	4.000%, 7/01/32 (Alternative Minimum Tax)	7/24 at 100.00	BBB	772,137
500	4.000%, 7/01/33 (Alternative Minimum Tax)	7/24 at 100.00	BBB	506,475
	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel
	Center Project, Refunding Series 2016A:
820	5.000%, 1/01/32 (Alternative Minimum Tax)	1/26 at 100.00	A–	883,681
1,450	5.000%, 1/01/35 (Alternative Minimum Tax)	1/26 at 100.00	A–	1,539,451
650	5.000%, 1/01/36 (Alternative Minimum Tax)	1/26 at 100.00	A–	687,635
6,890	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/45	6/27 at 100.00	B+	6,614,469
45,505	Total New York			48,542,314
	Ohio – 8.7% (6.9% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed
	Revenue Bonds, Senior Lien, Series 2007A-2:
5,165	5.125%, 6/01/24	1/19 at 100.00	B–	4,829,430
16,290	5.750%, 6/01/34	1/19 at 100.00	B–	15,246,788
4,190	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds,	No Opt. Call	N/R	2,880,625
	FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (8)
695	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	N/R	674,150
	FirstEnergy Generation Corporation Project, Refunding Series 2009C, 5.625%, 6/01/19 (8)
6,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	N/R	5,820,000
	FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29
	(Mandatory put 9/15/21) (8)
17,065	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	N/R	11,732,188
	FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (8)
320	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	N/R	310,400
	FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory
	put 6/01/22)
130	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, AK Steel Holding	2/22 at 100.00	B–	132,604
	Corporation, Refunding Series 2012A, 6.750%, 6/01/24 (Alternative Minimum Tax)
260	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC	1/28 at 100.00	N/R	256,638
	Project, Series 2017, 4.250%, 1/15/38, 144A (Alternative Minimum Tax)
250	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States	11/21 at 100.00	BB–	255,333
	Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29
6,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy	No Opt. Call	N/R	4,125,000
	Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33
	(Mandatory put 6/03/19) (8)

NID	Nuveen Intermediate Duration Municipal Term Fund
Portfolio of Investments (continued)
November 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 2,780	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health	No Opt. Call	BB–	$ 2,867,459
	System Obligated Group Project, Refunding and Improvement Series 2012, 5.000%, 12/01/22
6,000	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997	2/19 at 100.00	BB+	6,007,380
	Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)
65,145	Total Ohio			55,137,995
	Oklahoma – 0.6% (0.4% of Total Investments)
3,300	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc.,	6/25 at 100.00	BB–	3,520,044
	Refunding Series 2015, 5.000%, 6/01/35 (Mandatory put 6/01/25) (Alternative
	Minimum Tax)
	Oregon – 0.3% (0.2% of Total Investments)
1,000	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds,	8/22 at 100.00	A–	1,061,100
	Columbia Memorial Hospital, Series 2012, 5.000%, 8/01/31
730	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project,	1/19 at 100.00	N/R	729,927
	Series 1997, 5.650%, 12/01/27
1,730	Total Oregon			1,791,027
	Pennsylvania – 7.0% (5.6% of Total Investments)
	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental
	Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
3,300	6.750%, 11/01/24	11/19 at 100.00	BB–	3,357,816
420	6.875%, 5/01/30	11/19 at 100.00	BB–	424,095
640	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg	1/19 at 100.00	N/R	625,690
	Mills Project, Series 2004, 5.600%, 7/01/23
3,685	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax	5/22 at 100.00	Baa3	3,829,784
	Revenue Bonds, Series 2012A, 5.000%, 5/01/32
420	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	N/R	288,750
	Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35
	(Mandatory put 7/01/21) (8)
400	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	N/R	275,000
	Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (8)
4,025	Butler County Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds,	No Opt. Call	B–	4,056,194
	AK Steel Corporation Project, Series 2012-A, 6.250%, 6/01/20 (Alternative Minimum Tax)
1,450	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A,	No Opt. Call	BBB–	1,571,786
	5.000%, 7/01/23
825	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services	7/25 at 100.00	BBB–	873,725
	Inc. – Student Housing Project at Millersville University, Series 2015, 5.000%, 7/01/30
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds,	1/25 at 100.00	N/R	994,080
	Whitemarsh Continuing Care Retirement Community Project, Series 2015, 5.000%, 1/01/30
1,595	Northampton County Industrial Development Authority, Pennsylvania, Revenue Bonds,	7/22 at 100.00	BB+	1,634,763
	Morningstar Senior Living, Inc., Series 2012, 5.000%, 7/01/27
1,805	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	No Opt. Call	N/R	1,240,938
	Shippingport Project, First Energy Guarantor., Series 2005A, 3.750%, 12/01/40 (Mandatory put
	7/01/20) (8)
6,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue	No Opt. Call	B+	6,007,440
	Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009C, 5.000%, 12/01/37 (Mandatory
	put 9/01/20)
750	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue	1/20 at 100.00	BBB+	772,838
	Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32
4,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue	12/18 at 100.00	BB+	3,972,240
	Bonds, USG Corporation Project, Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)
4,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	No Opt. Call	AA	4,557,200
	Philadelphia, Series 2006B, 5.000%, 6/01/27 – AGM Insured

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 3,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second	12/27 at 100.00	A3	$ 3,800,685
	Series 2017, 5.000%, 12/01/35
1,610	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016,	5/24 at 100.00	BB+	1,692,899
	5.000%, 11/15/32
4,090	The Hospitals and Higher Education Facilities Authority of Philadelphia, Pennsylvania,	7/27 at 100.00	BBB–	4,346,934
	Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017,
	5.000%, 7/01/34
43,515	Total Pennsylvania			44,322,857
	Puerto Rico – 0.5% (0.4% of Total Investments)
3,500	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N,	No Opt. Call	C	3,106,250
	3.819%, 7/01/27 – AMBAC Insured
	Rhode Island – 1.5% (1.2% of Total Investments)
	Providence Redevelopment Agency, Rhode Island, Revenue Bonds, Public Safety and
	Municipal Building Projects, Refunding Series 2015A:
1,400	5.000%, 4/01/23 (WI/DD, Settling 12/03/18)	No Opt. Call	Baa2	1,519,826
1,500	5.000%, 4/01/24 (WI/DD, Settling 12/03/18)	No Opt. Call	Baa2	1,648,890
6,000	Rhode Island Health & Educational Building Corporation, Public Schools Financing Program	5/19 at 100.00	AA (4)	6,111,660
	Revenue Bonds, Pooled Series 2009E, 6.000%, 5/15/29 (Pre-refunded 5/15/19) – AGC Insured
8,900	Total Rhode Island			9,280,376
	South Carolina – 1.1% (0.9% of Total Investments)
1,450	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds,	2/25 at 100.00	BB	1,436,254
	Palmetto Scholars Academy Project, Series 2015A, 5.125%, 8/15/35, 144A
	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours
	Health System Obligated Group, Tender Option Bond Trust 2016-XG0098:
1,500	14.988%, 11/01/27, 144A (Pre-refunded 11/01/22) (IF) (6)	11/22 at 100.00	A+ (4)	2,129,325
1,010	14.975%, 11/01/28, 144A (Pre-refunded 11/01/22) (IF) (6)	11/22 at 100.00	A+ (4)	1,423,585
1,255	14.988%, 11/01/29, 144A (Pre-refunded 11/01/22) (IF) (6)	11/22 at 100.00	A+ (4)	1,762,158
5,215	Total South Carolina			6,751,322
	Tennessee – 1.2% (1.0% of Total Investments)
2,000	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds,	No Opt. Call	A+	2,139,960
	Series 2006, 5.000%, 12/15/21 – SYNCORA GTY Insured
1,935	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue	1/23 at 100.00	A+	2,123,121
	Bonds, Covenant Health, Refunding Series 2012A, 5.000%, 1/01/26
	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds,
	Provision Center for Proton Therapy Project, Series 2014:
3,480	5.250%, 5/01/25, 144A	11/24 at 100.00	N/R	3,118,637
525	6.000%, 5/01/34, 144A	11/24 at 100.00	N/R	453,637
7,940	Total Tennessee			7,835,355
	Texas – 5.4% (4.3% of Total Investments)
1,500	Austin, Texas, Special Assessment Revenue Bonds, Estancia Hill Country Public	11/23 at 100.00	N/R	1,525,995
	Improvement District Area 1 Series 2013, 6.000%, 11/01/28
2,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A,	7/25 at 100.00	A–	2,139,620
	5.000%, 1/01/40
690	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea	No Opt. Call	BBB+	703,524
	Public Schools, Series 2012, 3.750%, 8/15/22
2,000	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA+	4,342,560
	3307, 17.206%, 12/01/30 – AMBAC Insured, 144A (IF) (6)
2,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds,	10/22 at 100.00	BB	2,037,220
	Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)

NID	Nuveen Intermediate Duration Municipal Term Fund
Portfolio of Investments (continued)
November 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue
	Refunding Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A:
$ 1,500	5.000%, 6/01/20	No Opt. Call	Baa2	$ 1,554,570
535	5.000%, 6/01/21	No Opt. Call	Baa2	565,254
855	5.000%, 6/01/22	No Opt. Call	Baa2	913,037
915	5.000%, 6/01/23	No Opt. Call	Baa2	986,178
3,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	No Opt. Call	BB	3,346,410
	Airport Improvement Projects, Series 2018C, 5.000%, 7/15/28 (Alternative Minimum Tax)
200	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	No Opt. Call	A3	214,694
	Southwest Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%,
	11/01/21 (Alternative Minimum Tax)
1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing	4/24 at 100.00	BBB–	1,020,530
	Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, L.L.C.-Texas A&M University-Corpus
	Christi Project, Series 2014A, 5.000%, 4/01/34
1,500	Red River Authority, Texas, Pollution Control Revenue Bonds, AEP Texas North Company,	No Opt. Call	A–	1,542,780
	Public Service Company of Oklahoma and AEP Texas Central Company Oklaunion Project,
	Refunding Series 2007, 4.450%, 6/01/20 – NPFG Insured
2,680	San Antonio Public Facilities Corporation, Texas, Lease Revenue Bonds, Convention Center	9/22 at 100.00	AA–	3,897,980
	Refinancing & Expansion Project, Tender Option Bond Trust 2015-XF0125, 15.524%,
	9/15/29, 144A (IF) (6)
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital
	Revenue Bonds, Scott & White Healthcare Project, Tender Option Bond Trust 2016-XG0058:
100	15.963%, 8/15/22, 144A (IF) (6)	No Opt. Call	AA–	147,797
155	15.830%, 8/15/24, 144A (IF) (6)	8/23 at 100.00	AA–	244,485
200	15.963%, 8/15/26, 144A (IF) (6)	8/23 at 100.00	AA–	310,460
170	15.803%, 8/15/27, 144A (IF) (6)	8/23 at 100.00	AA–	258,718
1,690	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds,	No Opt. Call	A–	1,944,345
	Senior Lien Series 2008D, 6.250%, 12/15/26
5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,	No Opt. Call	A3	5,474,350
	Series 2012, 5.000%, 12/15/22
1,190	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District,	9/25 at 100.00	N/R	1,164,891
	Series 2015, 6.125%, 9/01/35
28,880	Total Texas			34,335,398
	Virgin Islands – 0.3% (0.2% of Total Investments)
1,515	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior	No Opt. Call	AA	1,611,384
	Lien, Refunding Series 2013B, 5.000%, 10/01/24 – AGM Insured
	Virginia – 1.6% (1.3% of Total Investments)
	Dulles Town Center Community Development Authority, Loudon County, Virginia Special
	Assessment Refunding Bonds, Dulles Town Center Project, Series 2012:
1,265	4.000%, 3/01/20	No Opt. Call	N/R	1,274,563
1,000	5.000%, 3/01/21	No Opt. Call	N/R	1,031,800
1,410	5.000%, 3/01/22	No Opt. Call	N/R	1,465,427
	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds,
	Inova Health System, Tender Option Bond Trust 2016-XG0080:
1,800	15.959%, 5/15/27, 144A (IF) (6)	5/22 at 100.00	AA+	2,600,352
120	15.959%, 5/15/28, 144A (IF) (6)	5/22 at 100.00	AA+	172,733
400	10.968%, 5/15/29, 144A (IF) (6)	5/22 at 100.00	AA+	510,176
1,000	Roanoke Economic Development Authority, Virginia, Residential Care Facility Mortgage	12/22 at 100.00	N/R	1,029,120
	Revenue Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012,
	5.000%, 12/01/32

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Virginia (continued)
	Virginia Gateway Community Development Authority, Prince William County, Virginia,
	Special Assessment Refunding Bonds, Series 2012:
$ 695	5.000%, 3/01/25	3/22 at 100.00	N/R	$ 703,861
145	4.500%, 3/01/29	3/22 at 100.00	N/R	137,894
1,505	5.000%, 3/01/30	3/22 at 100.00	N/R	1,510,237
9,340	Total Virginia			10,436,163
	Washington – 2.7% (2.1% of Total Investments)
4,000	Port of Seattle, Washington, Revenue Bonds, Series 2016B, 5.000%, 10/01/32 (Alternative	4/26 at 100.00	Aa2	4,454,080
	Minimum Tax) (UB) (6)
375	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds,	4/19 at 100.00	N/R	374,921
	Series 2013, 5.750%, 4/01/43
5,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative,	7/24 at 100.00	BBB+	5,301,250
	Tender Option Bonds Trust 2015-XF1017, 4.849%, 1/01/35 (Mandatory put
	1/01/25), 144A (IF) (6)
	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella
	Project, Series 2012A:
2,315	6.000%, 10/01/22, 144A	No Opt. Call	N/R	2,458,877
2,095	6.500%, 10/01/32, 144A	10/22 at 100.00	N/R	2,218,689
	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights
	Project, Refunding 2013:
1,000	5.000%, 7/01/21	No Opt. Call	A–	1,065,300
1,000	5.000%, 7/01/23	No Opt. Call	A–	1,097,440
15,785	Total Washington			16,970,557
	West Virginia – 0.3% (0.2% of Total Investments)
1,170	West Virginia Economic Development Authority, Energy Revenue Bonds, Morgantown Energy	No Opt. Call	Baa3	1,124,253
	Associates Project, Refunding Series 2016, 2.875%, 12/15/26 (Alternative Minimum Tax)
500	West Virginia Economic Development Authority, Excess Lottery Revenue Bonds, Series	7/27 at 100.00	AAA	578,635
	2017A, 5.000%, 7/01/30
1,670	Total West Virginia			1,702,888
	Wisconsin – 3.1% (2.4% of Total Investments)
1,740	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort	No Opt. Call	N/R	1,757,069
	James Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)
	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2011-144A:
2,475	5.500%, 2/01/21, 144A	2/19 at 102.00	BBB+	2,535,118
350	6.500%, 2/01/31, 144A	2/19 at 102.00	BBB+	359,048
415	Platteville Redevelopment Authority, Wisconsin, Revenue Bonds, University of Wisconsin -	7/22 at 100.00	BBB–	422,586
	Platteville Real Estate Foundation Project, Series 2012A, 5.000%, 7/01/42
	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood
	Classical Preparatory School in Albuquerque, New Mexico, Series 2012A:
860	5.250%, 12/01/22	No Opt. Call	N/R	858,469
1,610	6.000%, 12/01/32	12/22 at 100.00	N/R	1,612,818
2,635	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American	No Opt. Call	N/R	2,829,489
	Dream @ Meadowlands Project, Series 2017A, 6.250%, 8/01/27, 144A
	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American
	Dream @ Meadowlands Project, Series 2017:
1,200	5.000%, 12/01/27, 144A	No Opt. Call	N/R	1,248,468
1,000	6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	1,108,330
485	Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc.,	No Opt. Call	N/R	503,959
	Series 2017A, 5.000%, 12/01/27
480	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health	No Opt. Call	BB	500,510
	Sciences, Series 2012, 5.000%, 4/01/22

NID	Nuveen Intermediate Duration Municipal Term Fund
Portfolio of Investments (continued)
November 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$ 2,085	Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue and Refunding	No Opt. Call	BBB	$ 2,188,979
	Bonds, Trips Obligated Group, Series 2012B, 5.000%, 7/01/22 (Alternative Minimum Tax)
1,115	Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, Collegiate Housing	7/25 at 100.00	BBB–	1,172,947
	Foundation – Cullowhee LLC – Western California University Project, Series 2015A, 5.000%,
	7/01/30
1,405	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter	6/26 at 100.00	BBB–	1,415,903
	School, Series 2018A, 4.000%, 6/15/28, 144A
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option
	Bond Trust 2015-XF0127:
50	14.440%, 4/01/22, 144A (IF) (6)	No Opt. Call	AA–	70,435
100	14.939%, 4/01/23, 144A (IF) (6)	No Opt. Call	AA–	152,401
185	14.703%, 4/01/24, 144A (IF) (6)	4/23 at 100.00	AA–	279,006
100	14.939%, 4/01/25, 144A (IF) (6)	4/23 at 100.00	AA–	151,603
250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health	4/20 at 100.00	A–	256,075
	System, Inc., Series 2010B, 5.000%, 4/01/30
18,540	Total Wisconsin			19,423,213
$ 770,512	Total Long-Term Investments (cost $799,022,726)			793,362,868
	Floating Rate Obligations – (1.8)%			(11,200,000)
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (27.6)% (9)			(174,835,951)
	Other Assets Less Liabilities – 4.0% (10)			25,582,272
	Net Assets Applicable to Common Shares – 100%			$ 632,909,189

Investments in Derivatives
Interest Rate Swaps – OTC Cleared

Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (11)	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
$6,200,000	Receive	3-Month LIBOR	2.363%	Semi-Annually	9/10/18	9/10/28	$56,230	$480	$55,750	$(11,957)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)
Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Note 2 – Investment Valuation and Fair Value Measurements for more information.

(8)
As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(9)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 22.0%.
(10)
Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.

(11)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ETM	Escrowed to maturity.
IF
Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.

PIK
Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

UB
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate

See accompanying notes to financial statements.

NIQ	Nuveen Intermediate Duration Quality
Municipal Term Fund
Portfolio of Investments
November 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 127.8% (100.0% of Total Investments)
	MUNICIPAL BONDS – 127.8% (100.0% of Total Investments)
	Alabama – 2.4% (1.9% of Total Investments)
$ 2,000	Alabama Federal Aid Highway Finance Authority, Federal Highway Grant Anticipation	9/22 at 100.00	AA (4)	$ 3,049,400
	Revenue Bonds, Tender Option Bond Trust 2016-XL0024, 15.355%, 9/01/26, 144A
	(Pre-refunded 9/01/22) (IF) (5)
1,000	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A,	No Opt. Call	A3	1,141,060
	5.000%, 9/01/34
3,000	Total Alabama			4,190,460
	Arizona – 1.8% (1.4% of Total Investments)
	Arizona Health Facilities Authority, Hospital Revenue Bonds, Phoenix Children’s
	Hospital, Series 2013D:
965	5.000%, 2/01/24	2/23 at 100.00	A+	1,046,755
1,065	5.000%, 2/01/26	2/23 at 100.00	A+	1,151,425
1,000	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series	No Opt. Call	N/R (4)	1,017,220
	2011, 5.000%, 7/01/19 (ETM)
3,030	Total Arizona			3,215,400
	California – 15.5% (12.1% of Total Investments)
3,000	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Senior	10/23 at 100.00	AA	3,375,360
	Lien Series 2013A, 5.000%, 10/01/27 – AGM Insured
500	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter	11/27 at 100.00	AA–	566,000
	Health, Refunding Series 2017A, 5.000%, 11/15/36
	California Municipal Finance Authority, Revenue Bonds, Biola University, Series 2013:
560	5.000%, 10/01/19	No Opt. Call	Baa1	574,129
415	5.000%, 10/01/21	No Opt. Call	Baa1	446,764
2,170	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien	6/28 at 100.00	N/R	2,332,620
	Series 2018A, 5.000%, 12/31/43 (Alternative Minimum Tax)
1,930	California Statewide Communities Development Authority, California, Revenue Bonds, Loma	12/24 at 100.00	BB	2,047,595
	Linda University Medical Center, Series 2014A, 5.250%, 12/01/34
3,335	Eastern Municipal Water District Financing Authority, California, Water and Wastewater	7/27 at 100.00	AA+	3,903,051
	Revenue Bonds, Series 2017D, 5.250%, 7/01/42
860	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds,	No Opt. Call	A–	901,435
	Rancho Vallecitos Mobile Home Park, Series 2013, 4.500%, 4/15/23
	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement
	Asset-Backed Bonds, Series 2007A. Turbo Current Interest:
1,035	5.000%, 6/01/21	1/19 at 100.00	N/R	1,035,041
825	4.625%, 6/01/21	1/19 at 100.00	N/R	822,278
	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities
	District 31 Eastvale Area, Series 2013:
150	4.000%, 9/01/25	9/22 at 100.00	N/R	154,034
305	4.000%, 9/01/26	9/22 at 100.00	N/R	312,012
250	4.000%, 9/01/27	9/22 at 100.00	N/R	255,130
365	Palomar Pomerado Health Care District, California, Certificates of Participation, Series	11/20 at 100.00	Ba1 (4)	381,491
	2010, 5.250%, 11/01/21 (Pre-refunded 11/01/20)
1,790	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities	No Opt. Call	N/R	1,942,150
	District 2001-1, Senior Series 2013A , 5.000%, 9/01/22
185	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series	No Opt. Call	A (4)	191,148
	2011A, 0.000%, 10/01/26 (ETM) (6)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$ 1,500	San Diego Association of Governments, California, South Bay Expressway Toll Revenue	7/27 at 100.00	A	$ 1,691,700
	Bonds, First Senior Lien Series 2017A, 5.000%, 7/01/36
2,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco	No Opt. Call	A+	2,389,720
	International Airport, Second Series 2016A, 5.000%, 5/01/26
1,400	San Joaquin County Transportation Authority, California, Sales Tax Revenue, Limited Tax	3/27 at 100.00	AA	1,637,370
	Measure K Series 2017, 5.000%, 3/01/32
530	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21	8/19 at 100.00	N/R (4)	542,031
	(Pre-refunded 8/01/19)
895	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21	8/19 at 100.00	A–	911,396
925	Washington Township Health Care District, California, Revenue Bonds, Series 2009A,	7/19 at 100.00	Baa1	941,511
	6.000%, 7/01/29
24,925	Total California			27,353,966
	Colorado – 10.0% (7.8% of Total Investments)
	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue
	Bonds, Pinnacle Charter School, Inc. K-8 Facility Project, Series 2013:
310	4.000%, 6/01/20	No Opt. Call	A+	317,545
250	5.000%, 6/01/21	No Opt. Call	A+	265,755
5,000	Colorado Springs, Colorado, Utilities System Revenue Bonds, Refunding Series 2017A-2,	11/27 at 100.00	AA	5,608,146
	5.000%, 11/15/47
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System
	Revenue Bonds, Tender Option Bond Trust 2016-XF2354:
100	15.959%, 3/01/25, 144A (IF) (5)	No Opt. Call	AA	177,012
300	15.959%, 3/01/26, 144A (IF) (5)	No Opt. Call	AA	552,456
430	15.927%, 3/01/27, 144A (IF) (5)	No Opt. Call	AA	812,618
725	15.959%, 3/01/28, 144A (IF) (5)	No Opt. Call	AA	1,396,365
200	15.959%, 3/01/29, 144A (IF) (5)	No Opt. Call	AA	392,080
1,870	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center	12/26 at 100.00	Baa2	2,071,137
	Hotel, Refunding Senior Lien Series 2016, 5.000%, 12/01/30
350	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	A	326,778
	9/01/21 – NPFG Insured
1,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado	No Opt. Call	A+	1,346,550
	Springs Utilities, Series 2008, 6.500%, 11/15/38
4,000	University of Northern Colorado at Greeley, Institutional Enterprise System Revenue	6/26 at 100.00	Aa2	4,368,839
	Bonds, Refunding Series 2016A, 5.000%, 6/01/46
14,535	Total Colorado			17,635,281
	Florida – 10.4% (8.2% of Total Investments)
	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing
	Project, Series 2013A:
420	5.000%, 11/15/20	No Opt. Call	BBB	439,664
150	5.000%, 11/15/23	No Opt. Call	BBB	163,551
460	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds,	No Opt. Call	N/R	485,691
	Phase 1 Project, Series 2013A, 5.500%, 11/01/23
1,270	Broward County, Florida, Fuel System Revenue Bonds, Fort Lauderdale Fuel Facilities LLC	No Opt. Call	AA	1,389,431
	Project, Series 2013A, 5.000%, 4/01/23 – AGM Insured (Alternative Minimum Tax)
1,740	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2017,	10/27 at 100.00	A+	1,991,465
	5.000%, 10/01/33
390	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero	7/20 at 100.00	Baa3	400,468
	Miami FX, LLC Project, Series 2010A, 5.350%, 7/01/29
1,610	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria	No Opt. Call	BBB–	1,643,456
	University, Refunding Series 2013A, 4.500%, 6/01/23
1,000	Florida Mid-Bay Bridge Authority, Revenue Bonds, 1st Senior Lien Series 2015A,	No Opt. Call	BBB+	1,110,050
	5.000%, 10/01/23

NIQ	Nuveen Intermediate Duration Quality Municipal
Term Fund
Portfolio of Investments (continued)
November 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 2,960	Florida Municipal Power Agency, Revenue Bonds, Saint Lucie Project, Refunding Series	10/22 at 100.00	A2	$ 3,215,152
	2012A, 5.000%, 10/01/26
500	Gainesville, Florida, Utilities System Revenue Bonds, Series 2017A, 5.000%, 10/01/37	10/27 at 100.00	AA–	570,180
	Martin County Industrial Development Authority, Florida, Industrial Development Revenue
	Refunding Bonds, Indiantown Cogeneration LP, Series 2013:
3,150	3.950%, 12/15/21, 144A (Alternative Minimum Tax)	6/20 at 100.00	BBB+	3,207,204
500	4.200%, 12/15/25, 144A (Alternative Minimum Tax)	6/20 at 100.00	BBB+	506,510
1,400	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical	No Opt. Call	BBB+	1,514,226
	Center, Series 2013A, 5.000%, 11/01/22
510	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole	5/28 at 100.00	A–	557,216
	Electric Cooperative, Inc. Project, Refunding Series 2018B, 5.000%, 3/15/42
305	Southeast Overtown/Park West Community Redevelopment Agency, Florida, Tax Increment	No Opt. Call	BBB+	336,705
	Revenue Bonds, Series 2014A-1, 5.000%, 3/01/24, 144A
1,055	Verandah West Community Development District, Florida, Capital Improvement Revenue	No Opt. Call	N/R	1,050,337
	Bonds, Refunding Series 2013, 4.000%, 5/01/23
17,420	Total Florida			18,581,306
	Georgia – 1.7% (1.3% of Total Investments)
1,025	Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014,	No Opt. Call	A–	1,079,048
	4.000%, 7/01/22
1,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation	2/27 at 100.00	AA–	1,155,460
	Certificates, Northeast Georgia Health Services Inc., Series 2017B, 5.500%, 2/15/42
824	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2012A-2,	1/19 at 100.00	N/R	713,018
	3.930%, 7/01/26
2,849	Total Georgia			2,947,526
	Hawaii – 1.9% (1.4% of Total Investments)
3,000	Honolulu City and County, Hawaii, Wastewater System Revenue Bonds, First Bond	1/28 at 100.00	Aa2	3,422,310
	Resolution, Senior Series 2018A, 5.000%, 7/01/37
	Illinois – 11.6% (9.1% of Total Investments)
2,500	Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 2015-XF1007,	11/22 at 100.00	AA–	3,293,250
	12.666%, 11/15/25, 144A (IF) (5)
550	Hillside, Cook County, Illinois, Tax Increment Revenue Bonds, Mannheim Redevelopment	1/19 at 100.00	N/R	558,839
	Project, Senior Lien Series 2008, 6.550%, 1/01/20
2,680	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding	1/19 at 100.00	Baa3	2,680,616
	Series 2006A, 5.000%, 4/01/24
4,000	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Refunding Series	8/25 at 100.00	A1	4,536,359
	2015A, 5.000%, 2/01/27
5,000	Illinois State, General Obligation Bonds, Series 2013, 5.000%, 7/01/23	No Opt. Call	BBB	5,258,249
790	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien	No Opt. Call	AA–	812,997
	Series 2014A, 5.000%, 12/01/19
290	Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties Community College	11/26 at 100.00	AA	318,580
	District 536, Illinois, General Obligation Bonds, Lewis & Clark Community College, Refunding
	Series 2017A, 5.000%, 11/01/33 – AGM Insured
1,000	Southwestern Illinois Development Authority, Local Government Revenue Bonds,	No Opt. Call	AA	881,670
	Edwardsville Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/22 –
	AGM Insured
2,000	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015, 5.000%, 3/01/33	3/25 at 100.00	A	2,187,520
18,810	Total Illinois			20,528,080

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Indiana – 1.6% (1.3% of Total Investments)
$ 1,145	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter	3/23 at 100.00	B+	$ 1,141,622
	School Project, Series 2013A, 6.000%, 3/01/33
1,500	Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project, Refunding Series	No Opt. Call	AA+	1,719,390
	2015A, 5.000%, 2/01/25
2,645	Total Indiana			2,861,012
	Iowa – 1.6% (1.3% of Total Investments)
855	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	6/19 at 105.00	B	903,992
	Company Project, Series 2016, 5.875%, 12/01/27, 144A
2,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	1/19 at 100.00	BB–	2,000,540
	5.600%, 6/01/34 (6)
2,855	Total Iowa			2,904,532
	Kentucky – 2.7% (2.2% of Total Investments)
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky
	Information Highway Project, Senior Series 2015A:
1,350	5.000%, 7/01/20	No Opt. Call	BBB+	1,397,291
925	4.250%, 7/01/35	7/25 at 100.00	BBB+	910,875
3,000	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,	No Opt. Call	Baa3	2,551,620
	Downtown Crossing Project, Capital Appreciation Series 2013B, 0.000%, 7/01/23
5,275	Total Kentucky			4,859,786
	Louisiana – 1.0% (0.7% of Total Investments)
530	New Orleans Aviation Board, Louisiana, Special Facility Revenue Bonds, Parking	10/28 at 100.00	AA	586,132
	Facilities Corporation Consolidated Garage System, Series 2018A, 5.000%, 10/01/43 –
	AGM Insured
1,000	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/22	No Opt. Call	A–	1,094,920
1,530	Total Louisiana			1,681,052
	Maine – 3.0% (2.3% of Total Investments)
1,000	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine	7/23 at 100.00	BBB	1,048,250
	Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/33
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, MaineHealth
	Issue, Series 2018A:
435	5.000%, 7/01/43	7/28 at 100.00	A+	479,140
565	5.000%, 7/01/48	7/28 at 100.00	A+	618,856
	Maine Turnpike Authority, Special Obligation Bonds, Series 2014:
620	5.000%, 7/01/25	7/24 at 100.00	A+	696,062
340	5.000%, 7/01/27	7/24 at 100.00	A+	379,097
1,850	5.000%, 7/01/29	7/24 at 100.00	A+	2,050,633
4,810	Total Maine			5,272,038
	Maryland – 1.3% (1.0% of Total Investments)
615	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017,	9/27 at 100.00	BBB–	678,819
	5.000%, 9/01/32
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick
	Memorial Hospital Issue, Series 2012A:
195	5.000%, 7/01/20	No Opt. Call	A–	203,137
275	5.000%, 7/01/22	No Opt. Call	A–	299,156
1,000	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement	9/21 at 100.00	AAA	1,080,430
	Bonds, Series 2011A, 5.000%, 9/15/22 (Pre-refunded 9/15/21)
2,085	Total Maryland			2,261,542

NIQ	Nuveen Intermediate Duration Quality Municipal
Term Fund
Portfolio of Investments (continued)
November 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Massachusetts – 1.3% (1.0% of Total Investments)
$ 420	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue,	7/22 at 100.00	BBB	$ 446,006
	Series 2012C, 5.000%, 7/01/29
	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue,
	Series 2012C:
80	5.000%, 7/01/29 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (4)	87,659
500	5.000%, 7/01/29 (Pre-refunded 7/01/22)	7/22 at 100.00	Baa2 (4)	547,870
	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc.,
	Series 2001A:
140	5.000%, 1/01/21 – AMBAC Insured (Alternative Minimum Tax)	1/19 at 100.00	N/R	141,175
1,000	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/19 at 100.00	N/R	1,018,690
2,140	Total Massachusetts			2,241,400
	Michigan – 5.7% (4.5% of Total Investments)
1,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Tender	No Opt. Call	AA	1,950,410
	Option Bond Trust 3308, 16.526%, 5/01/30 – AGM Insured, 144A (IF) (5)
5	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B,	1/19 at 100.00	A	5,010
	5.000%, 7/01/36 – FGIC Insured
5	Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien Series 2003B, 5.000%,	1/19 at 100.00	A+	5,011
	7/01/34 – NPFG Insured
730	Flint Hospital Building Authority, Michigan, Building Authority Revenue Bonds, Hurley	No Opt. Call	BBB–	764,493
	Medical Center, Series 2013A, 5.000%, 7/01/23
2,020	Michigan Finance Authority, Hospital Revenue Bonds, Crittenton Hospital Medical Center,	6/22 at 100.00	N/R (4)	2,154,209
	Refunding Series 2012A, 4.125%, 6/01/32 (Pre-refunded 6/01/22)
3,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	No Opt. Call	AA	3,342,870
	Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1,
	5.000%, 7/01/23 – AGM Insured
80	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old	No Opt. Call	BB–	79,925
	Redford Academy Project, Series 2010A, 5.250%, 12/01/20
	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Tender Option
	Bond Trust 2015-XF0126:
12	15.423%, 12/01/27 (Pre-refunded 12/01/20), 144A (IF) (5)	12/20 at 100.00	N/R (4)	15,190
1,393	15.423%, 12/01/27, 144A (IF) (5)	12/20 at 100.00	AA–	1,763,357
8,245	Total Michigan			10,080,475
	Minnesota – 1.2% (1.0% of Total Investments)
550	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding	1/26 at 100.00	A–	625,257
	Series 2016, 5.000%, 1/01/27
750	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center	No Opt. Call	A	782,318
	Project, Series 2013, 5.000%, 7/01/20
	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Saint
	Paul Conservatory for Performing Artists Charter School Project, Series 2013A:
205	3.550%, 3/01/21	No Opt. Call	BB+	202,513
100	3.700%, 3/01/22	No Opt. Call	BB+	98,376
500	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd	No Opt. Call	N/R	500,685
	Luthran Home, Refunding Series 2013, 5.000%, 1/01/19
2,105	Total Minnesota			2,209,149
	Mississippi – 1.6% (1.3% of Total Investments)
	Mississippi Development Bank Special Obligation Bonds, Marshall County Industrial
	Development Authority, Mississippi Highway Construction Project, Tender Option Bond Trust 3315:
800	15.959%, 1/01/24 (Pre-refunded 1/01/22), 144A (IF) (5)	1/22 at 100.00	AA- (4)	1,147,352
1,000	15.959%, 1/01/25 (Pre-refunded 1/01/22), 144A (IF) (5)	1/22 at 100.00	AA- (4)	1,434,190
200	15.959%, 1/01/26 (Pre-refunded 1/01/22), 144A (IF) (5)	1/22 at 100.00	AA- (4)	286,838
2,000	Total Mississippi			2,868,380

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Missouri – 1.9% (1.4% of Total Investments)
$ 90	Franklin County Industrial Development Authority, Missouri, Sales Tax Refunding Revenue	11/20 at 100.00	N/R	$ 87,559
	Bonds, Phoenix Center II Community Improvement District Project, Series 2013A,
	4.000%, 11/01/25
3,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum	No Opt. Call	A	3,305,550
	Point Project, Refunding Series 2014A, 5.000%, 1/01/23
3,090	Total Missouri			3,393,109
	Montana – 1.4% (1.1% of Total Investments)
	Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell
	Regional Medical Center, Series 2018B:
985	5.000%, 7/01/28	No Opt. Call	BBB	1,112,183
1,270	5.000%, 7/01/29	7/28 at 100.00	BBB	1,423,378
2,255	Total Montana			2,535,561
	Nebraska – 1.8% (1.4% of Total Investments)
3,000	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012,	9/22 at 100.00	A	3,228,360
	5.000%, 9/01/32
	Nevada – 2.6% (2.0% of Total Investments)
515	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project,	9/27 at 100.00	BBB+	550,319
	Series 2017A, 5.000%, 9/01/47
1,000	Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 2018C,	7/28 at 100.00	Aa3	1,131,780
	5.250%, 7/01/43
	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Refunding
	Series 2016:
1,295	5.000%, 6/15/26	No Opt. Call	BBB+	1,475,899
1,210	5.000%, 6/15/27	6/26 at 100.00	BBB+	1,367,675
4,020	Total Nevada			4,525,673
	New Jersey – 5.3% (4.2% of Total Investments)
615	New Jersey Economic Development Authority, Charter School Revenue Bonds, Lady Liberty	No Opt. Call	N/R	369,000
	Academy Charter School Project, Series 2013A, 5.150%, 8/01/23 (7)
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds,
	Series 2012:
2,000	5.000%, 6/15/24	6/22 at 100.00	BBB+	2,133,040
1,000	5.000%, 6/15/28	6/22 at 100.00	BBB+	1,053,480
	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge
	Replacement Project, Series 2013:
860	5.000%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	BBB	902,123
500	5.000%, 1/01/22 (Alternative Minimum Tax)	No Opt. Call	BBB	533,705
500	5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	BBB	538,045
620	5.000%, 1/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB	671,677
1,000	New Jersey Economic Development Authority, School Facilities Construction Financing	3/25 at 100.00	A–	879,930
	Program Bonds, Tender Option Bond Trust 2016-XF2340, 5.031%, 9/01/25, 144A (IF) (5)
1,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	8/22 at 101.00	BB	1,077,850
	Airlines Inc., Series 1999, 5.250%, 9/15/29 (Alternative Minimum Tax)
800	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint	1/19 at 100.00	BB+	801,184
	Peters University Hospital, Series 2007, 5.250%, 7/01/21
450	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed	6/28 at 100.00	BBB	451,247
	Bonds, Series 2018B, 5.000%, 6/01/46
9,345	Total New Jersey			9,411,281

NIQ	Nuveen Intermediate Duration Quality Municipal
Term Fund
Portfolio of Investments (continued)
November 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York – 3.8% (3.0% of Total Investments)
$ 495	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue	7/25 at 100.00	BBB+	$ 542,703
	Bonds, Catholic Health System, Inc. Project, Series 2015, 5.000%, 7/01/29
3,545	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series	9/27 at 100.00	A–	3,922,612
	2017, 5.000%, 9/01/42
2,000	New York Convention Center Development Corporation, New York, Revenue Bonds, Hotel Unit	No Opt. Call	Aa3	2,325,340
	Fee Secured, Refunding Series 2015, 5.000%, 11/15/25
6,040	Total New York			6,790,655
	North Carolina – 0.2% (0.2% of Total Investments)
400	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series	1/19 at 100.00	AA (4)	401,048
	2009A, 5.250%, 1/01/25 (Pre-refunded 1/01/19) – AGC Insured
	Ohio – 3.8% (3.0% of Total Investments)
3,500	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	1/19 at 100.00	B–	3,325,035
	Revenue Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/30
3,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	N/R	2,062,500
	FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (7)
1,150	Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC – Borrower, Portsmouth	6/25 at 100.00	AA	1,279,720
	Bypass Project, Series 2015, 5.000%, 12/31/27 – AGM Insured (Alternative Minimum Tax)
7,650	Total Ohio			6,667,255
	Oklahoma – 0.2% (0.1% of Total Investments)
255	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine	8/28 at 100.00	Baa3	273,368
	Project, Series 2018B, 5.250%, 8/15/43
	Oregon – 0.6% (0.5% of Total Investments)
965	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds,	No Opt. Call	A–	1,048,627
	Columbia Memorial Hospital, Series 2012, 5.000%, 8/01/22
	Pennsylvania – 4.1% (3.2% of Total Investments)
90	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services	No Opt. Call	BBB–	90,662
	Inc. – Student Housing Project at Millersville University, Series 2013, 4.000%, 7/01/19
	Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds, Gannon University
	Project, Series 2013:
465	4.000%, 5/01/20	No Opt. Call	BBB+	474,584
480	4.000%, 5/01/21	No Opt. Call	BBB+	495,014
500	4.000%, 5/01/22	No Opt. Call	BBB+	519,530
520	4.000%, 5/01/23	No Opt. Call	BBB+	542,844
2,190	Erie Sewer Authority, Erie County, Pennsylvania, Sewer Revenue Bonds, Series 2012A,	No Opt. Call	AA	2,329,656
	5.000%, 6/01/21 – AGM Insured
1,700	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds,	6/26 at 100.00	BBB	1,861,194
	Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 6/30/28 (Alternative
	Minimum Tax)
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc.,
	Series 2013:
370	5.000%, 12/01/20	No Opt. Call	A+	389,784
435	5.000%, 12/01/21	No Opt. Call	A+	467,312
6,750	Total Pennsylvania			7,170,580
	South Carolina – 2.4% (1.9% of Total Investments)
2,000	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper,	6/22 at 100.00	A+	2,058,660
	Refunding Series 2012D, 5.000%, 12/01/43
2,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding	6/24 at 100.00	A+	2,143,540
	Series 2014B, 5.000%, 12/01/31
4,000	Total South Carolina			4,202,200

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tennessee – 9.4% (7.4% of Total Investments)
$ 2,605	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds,	7/28 at 100.00	A	$ 2,867,949
	Ballad Health, Series 2018A, 5.000%, 7/01/37
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue
	Bonds, Covenant Health, Refunding Series 2012A:
1,440	5.000%, 1/01/25	1/23 at 100.00	A+	1,583,150
2,170	5.000%, 1/01/26	1/23 at 100.00	A+	2,380,967
2,000	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2010B,	7/20 at 100.00	A	2,104,620
	5.750%, 7/01/22 (Alternative Minimum Tax)
450	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage	7/27 at 100.00	AA	507,794
	Revenue Bonds, Green Series 2017A, 5.000%, 7/01/42
2,290	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital	10/28 at 100.00	A	2,515,611
	Project, Series 2018A, 5.000%, 4/01/35
400	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B,	No Opt. Call	BBB	454,692
	5.625%, 9/01/26
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
1,020	5.000%, 2/01/21	No Opt. Call	A	1,072,061
1,490	5.000%, 2/01/24	No Opt. Call	A	1,643,723
1,365	5.000%, 2/01/25	No Opt. Call	A	1,525,701
15,230	Total Tennessee			16,656,268
	Texas – 9.1% (7.1% of Total Investments)
500	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien	No Opt. Call	BBB+	532,945
	Series 2013, 5.000%, 1/01/22
200	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010,	1/20 at 100.00	A- (4)	208,152
	5.750%, 1/01/25 (Pre-refunded 1/01/20)
685	Denton County Fresh Water Supply District 7, Texas, General Obligation Bonds, Refunding	No Opt. Call	AA	708,653
	Series 2013, 4.000%, 2/15/21 – AGM Insured
2,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds,	10/22 at 100.00	BB	2,037,220
	Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien
	Series 2014C:
230	5.000%, 11/15/22	No Opt. Call	A3	250,268
1,660	5.000%, 11/15/23	No Opt. Call	A3	1,833,437
960	5.000%, 11/15/25	11/24 at 100.00	A3	1,070,275
515	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and	No Opt. Call	A2	526,510
	Entertainment Facilities Department, Refunding Series 2011A, 5.250%, 9/01/19
	Irving, Texas, Hotel Occupancy Tax Revenue Bonds, Series 2014B:
465	4.000%, 8/15/22	8/19 at 100.00	BBB+	467,813
535	4.000%, 8/15/23	8/19 at 100.00	BBB+	537,354
100	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	No Opt. Call	A3	105,030
	Southwest Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%,
	11/01/20 (Alternative Minimum Tax)
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital
	Revenue Bonds, Scott & White Healthcare Project, Tender Option Bond Trust 2016-XG0058:
100	15.963%, 8/15/22, 144A (IF) (5)	No Opt. Call	AA–	147,797
155	15.830%, 8/15/24, 144A (IF) (5)	8/23 at 100.00	AA–	244,484
200	15.963%, 8/15/26, 144A (IF) (5)	8/23 at 100.00	AA–	310,460
175	15.803%, 8/15/27, 144A (IF) (5)	8/23 at 100.00	AA–	266,327
2,790	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds,	No Opt. Call	A–	3,209,895
	Senior Lien Series 2008D, 6.250%, 12/15/26
3,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,	12/22 at 100.00	A3	3,246,090
	Series 2012, 5.000%, 12/15/27

NIQ	Nuveen Intermediate Duration Quality Municipal
Term Fund
Portfolio of Investments (continued)
November 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 360	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing	5/21 at 100.00	BBB	$ 385,160
	System, Series 2011, 6.000%, 5/01/23
14,630	Total Texas			16,087,870
	Utah – 0.7% (0.5% of Total Investments)
435	Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing Program, Series 2017A,	3/27 at 100.00	AA–	494,177
	5.000%, 3/01/35
600	Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing Program, Series 2017C,	3/27 at 100.00	AA–	683,922
	5.000%, 3/01/34
1,035	Total Utah			1,178,099
	Virgin Islands – 0.7% (0.5% of Total Investments)
1,130	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding	No Opt. Call	AA	1,151,911
	Series 2012A, 4.000%, 10/01/22 – AGM Insured
	Virginia – 1.2% (0.9% of Total Investments)
1,340	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds,	7/26 at 100.00	AA	1,492,211
	First Tier Series 2016, 5.000%, 7/01/41 – AGM Insured
535	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Series	No Opt. Call	BBB	566,255
	2012A, 5.000%, 7/15/21
1,875	Total Virginia			2,058,466
	Washington – 1.3% (1.0% of Total Investments)
700	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015A,	10/24 at 100.00	AA–	790,923
	5.000%, 4/01/27
1,445	Washington State Convention Center Public Facilities District, Lodging Tax Revenue	7/28 at 100.00	A1	1,579,096
	Bonds, Series 2018, 5.000%, 7/01/48
2,145	Total Washington			2,370,019
	West Virginia – 0.6% (0.5% of Total Investments)
1,035	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue	No Opt. Call	A–	1,033,002
	Bonds, Appalachian Power Company – Amos Project, Refunding Series 2015A, 1.900%, 3/01/40
	(Mandatory put 4/01/19)
	Wisconsin – 0.4% (0.3% of Total Investments)
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option
	Bond Trust 2015-XF0127:
50	14.440%, 4/01/22, 144A (IF) (5)	No Opt. Call	AA–	70,435
100	14.939%, 4/01/23, 144A (IF) (5)	No Opt. Call	AA–	152,401
185	14.703%, 4/01/24, 144A (IF) (5)	4/23 at 100.00	AA–	279,006
100	14.939%, 4/01/25, 144A (IF) (5)	4/23 at 100.00	AA–	151,603
435	Total Wisconsin			653,445
$ 206,544	Total Long-Term Investments (cost $224,820,377)			225,950,492
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs - (31.0)% (8)			(54,877,867)
	Other Assets Less Liabilities - 3.2%			5,718,225
	Net Assets Applicable to Common Shares - 100%			$ 176,790,850

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)
As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(8)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 24.3%.
144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ETM	Escrowed to maturity.
IF
Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.

See accompanying notes to financial statements.

Statement of Assets and Liabilities
November 30, 2018 (Unaudited)

	NID	NIQ
Assets
Long-term investments, at value (cost $799,022,726 and $224,820,377, respectively)	$793,362,868	$225,950,492
Cash collateral at brokers for investments in swaps(1)	213,472	—
Interest rate swaps premiums paid	480	—
Receivable for:
Interest	13,867,246	3,718,398
Investments sold	26,686,097	8,675,347
Other assets	86,767	2,400
Total assets	834,216,930	238,346,637
Liabilities
Cash overdraft	906,112	2,552,993
Floating rate obligations	11,200,000	—
Payable for:
Dividends	1,888,095	365,928
Interest	359,301	112,923
Investments purchased	11,468,676	3,486,060
Variation margin on swap contracts	11,957	—
Adjustable Rate MuniFund Term Preferred (“AMTP”) Shares, net of deferred offering costs (liquidation preference
$175,000,000 and $55,000,000, respectively)	174,835,951	54,877,867
Accrued expenses:
Management fees	438,721	103,403
Trustees fees	47,311	965
Other	151,617	55,648
Total liabilities	201,307,741	61,555,787
Net assets applicable to common shares	$632,909,189	$176,790,850
Common shares outstanding	46,909,660	13,097,144
Net asset value (“NAV”) per common share outstanding	$13.49	$13.50
Net assets applicable to common shares consist of:
Common shares, $0.01 par value per share	$469,097	$130,971
Paid-in surplus	670,083,852	186,876,846
Total distributable earnings	(37,643,760)	(10,216,967)
Net assets applicable to common shares	$632,909,189	$176,790,850
Authorized shares:
Common	Unlimited	Unlimited
Preferred	Unlimited	Unlimited

(1)	Cash pledged to collateralize the net payment obligations for investments in swaps.

See accompanying notes to financial statements.

Statement of Operations
Six Months Ended November 30, 2018 (Unaudited)

	NID	NIQ
Investment Income	$17,991,792	$4,042,435
Expenses
Management fees	2,689,801	634,735
Interest expense and amortization of offering costs	2,125,141	639,513
Custodian fees	54,912	20,696
Trustees fees	12,091	3,457
Professional fees	34,939	17,863
Shareholder reporting expenses	35,050	12,193
Shareholder servicing agent fees	6,937	6,926
Stock exchange listing fees	6,529	3,395
Investor relations expenses	25,463	7,655
Other	52,641	18,773
Total expenses	5,043,504	1,365,206
Net investment income (loss)	12,948,288	2,677,229
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	514,305	(839,959)
Swaps	310,395	—
Change in net unrealized appreciation (depreciation) of:
Investments	(7,250,370)	(1,536,270)
Swaps	(231,174)	—
Net realized and unrealized gain (loss)	(6,656,844)	(2,376,229)
Net increase (decrease) in net assets applicable to common shares from operations	$6,291,444	$301,000

See accompanying notes to financial statements.

Statement of Changes in Net Assets
(Unaudited)

	NID		NIQ
	Six Months	Year(1)	Six Months	Year(1)
	Ended	Ended	Ended	Ended
	11/30/18	5/31/18	11/30/18	5/31/18
Operations
Net investment income (loss)	$12,948,288	$27,876,539	$2,677,229	$5,861,210
Net realized gain (loss) from:
Investments	514,305	818,283	(839,959)	77,606
Swaps	310,395	1,190,068	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	(7,250,370)	(5,412,911)	(1,536,270)	(3,697,414)
Swaps	(231,174)	(871,136)	—	—
Net increase (decrease) in net assets applicable to common shares
from operations	6,291,444	23,600,843	301,000	2,241,402
Distributions to Common Shareholders(2)
Dividends(3)	(11,961,963)	(28,849,441)	(2,455,715)	(5,985,395)
Decrease in net assets applicable to common shares from distributions
to common shareholders	(11,961,963)	(28,849,441)	(2,455,715)	(5,985,395)
Net increase (decrease) in net assets applicable to common shares	(5,670,519)	(5,248,598)	(2,154,715)	(3,743,993)
Net assets applicable to common shares at the beginning of period	638,579,708	643,828,306	178,945,565	182,689,558
Net assets applicable to common shares at the end of period	$632,909,189	$638,579,708	$176,790,850	$178,945,565

(1)	Prior period amounts have been conformed to current year presentation. See Notes to Financial Statements, Note 9 – New Accounting Pronouncements for further details.
(2)
The composition and per share amounts of the Fund’s distributions are presented in the Financial Highlights. The distribution information for the Fund as of its most recent tax year end is presented within the Notes to Financial Statements, Note 6 – Income Tax Information.

(3)	For the fiscal year ended May 31, 2018, the Fund’s distributions to common shareholders were paid from net investment income.

See accompanying notes to financial statements.

Statement of Cash Flows
Six Months Ended November 30, 2018 (Unaudited)

	NID	NIQ
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$6,291,444	$301,000
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(61,357,512)	(35,899,610)
Proceeds from sales and maturities of investments	67,716,889	42,462,575
Proceeds from (Purchases of) short-term investments, net	—	2,750,000
Payment-in-kind distributions	(7,928)	—
Premiums received (paid) for interest rate swaps	(25)	—
Taxes paid	(8,594)	(282)
Amortization (Accretion) of premiums and discounts, net	3,002,019	1,623,115
Amortization of deferred offering costs	18,972	13,357
(Increase) Decrease in:
Receivable for interest	(186,806)	(96,982)
Receivable for investments sold	(14,137,261)	(6,535,347)
Other assets	(40,284)	1,758
Increase (Decrease) in:
Payable for interest	19,801	6,223
Payable for investments purchased	(1,761,334)	(9,281,401)
Payable for variation margin on swap contracts	6,997	—
Accrued management fees	(16,133)	(4,221)
Accrued Trustees fees	2,118	(1,416)
Accrued other expenses	(20,095)	(20,508)
Net realized (gain) loss from:
Investments	(514,305)	839,959
Paydowns	—	(2,384)
Change in net unrealized (appreciation) depreciation of investments	7,250,370	1,536,270
Net cash provided by (used in) operating activities	6,258,333	(2,307,894)
Cash Flows from Financing Activities:
Proceeds from borrowings	24,200,000	—
Repayments of borrowings	(24,200,000)	—
Increase (Decrease) in cash overdraft	906,112	2,552,993
Cash distribution paid to common shareholders	(12,168,743)	(2,515,081)
Net cash provided by (used in) financing activities	(11,262,631)	37,912
Net Increase (Decrease) in Cash and Cash Collateral at Brokers	(5,004,298)	(2,269,982)
Cash and cash collateral at brokers at the beginning of period	5,217,770	2,269,982
Cash and cash collateral at brokers at the end of period	$213,472	$—

(1)	Comprised of “Cash” and “Cash collateral at brokers” as presented on the Statement of Assets and Liabilities.

Supplemental Disclosure of Cash Flow Information	NID	NIQ
Cash paid for interest (excluding amortization of offering costs)	$2,086,367	$619,933

See accompanying notes to financial statements.

Financial Highlights (Unaudited)
Selected data for a common share outstanding throughout each period:

		Investment Operations			Less Distributions to Common Shareholders			Common Share
	Beginning	Net	Net		From	From
	Common	Investment	Realized/		Net	Accumulated					Ending
	Share	Income	Unrealized		Investment	Net Realized		Offering		Ending	Share
	NAV	(Loss)	Gain (Loss)	Total	Income	Gains	Total	Costs		NAV	Price
NID
Year Ended 5/31:
2019(e)	$13.61	$0.28	$(0.14)	$0.14	$(0.26)	$—	$(0.26)	$—		$13.49	$12.39
2018	13.72	0.59	(0.08)	0.51	(0.62)	—	(0.62)	—		13.61	12.57
2017	14.19	0.63	(0.43)	0.20	(0.67)	—	(0.67)	—		13.72	13.39
2016	13.72	0.68	0.47	1.15	(0.68)	—	(0.68)	—		14.19	13.68
2015	13.69	0.69	0.02	0.71	(0.68)	—	(0.68)	—		13.72	12.48
2014	14.04	0.69	(0.37)	0.32	(0.67)	—	(0.67)	—	*	13.69	12.59

NIQ
Year Ended 5/31:
2019(e)	13.66	0.20	(0.17)	0.03	(0.19)	—	(0.19)	—		13.50	12.27
2018	13.95	0.45	(0.28)	0.17	(0.46)	—	(0.46)	—		13.66	12.52
2017	14.30	0.49	(0.33)	0.16	(0.51)	—	(0.51)	—		13.95	13.15
2016	13.69	0.53	0.66	1.19	(0.58)	—	(0.58)	—		14.30	13.53
2015	13.87	0.58	(0.16)	0.42	(0.60)	—	(0.60)	—		13.69	12.49
2014	14.12	0.60	(0.27)	0.33	(0.58)	—	(0.58)	—		13.87	12.92

	AMTP Shares		VMTP Shares
	at the End of Period		at the End of Period
	Aggregate	Asset	Aggregate	Asset
	Amount	Coverage	Amount	Coverage
	Outstanding	Per $100,000	Outstanding	Per $100,000
	(000)	Share	(000)	Share
NID
Year Ended 5/31:
2019(e)	$175,000	$461,662	$—	$—
2018	175,000	464,903	—	—
2017	—	—	175,000	467,902
2016	—	—	175,000	480,319
2015	—	—	175,000	467,650
2014	—	—	175,000	466,985

NIQ
Year Ended 5/31:
2019(e)	55,000	421,438	—	—
2018	55,000	425,356	—	—
2017	—	—	55,000	432,163
2016	—	—	55,000	440,588
2015	—	—	55,000	426,080
2014	—	—	55,000	430,313

		Common Share Supplemental Data/
		Ratios Applicable to Common Shares
Common Share
Total Returns			Ratios to Average Net Assets(b)
	Based	Ending
Based	on	Net			Net		Portfolio
on	Share	Assets			Investment		Turnover
NAV(a)	Price(a)	(000)	Expenses(c)		Income (Loss)		Rate(d)

1.00%	0.61%	$632,909	1.58	%**	4.06	%**	8%
3.75	(1.56)	638,580	1.48		4.35		19
1.49	2.84	643,828	1.32		4.61		19
8.66	15.59	665,559	1.20		4.96		10
5.29	4.62	643,387	1.23		5.01		18
2.66	2.47	642,224	1.28		5.33		19

0.20	(0.50)	176,791	1.53	**	3.00	**	16
1.21	(1.37)	178,946	1.41		3.24		10
1.20	1.06	182,690	1.28		3.55		8
8.85	13.26	187,323	1.20		3.83		7
3.01	1.27	179,344	1.16		4.17		15
2.70	3.64	181,672	1.21		4.57		13

(a)
Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

(b)	Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares issued by the Fund.
(c)
The expense ratios reflect, among other things, all interest expense and other costs related to preferred shares (as described in Note 4 – Fund Shares, Preferred Shares) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities), where applicable, as follows:

NID		NIQ
Year Ended 5/31:		Year Ended 5/31:
2019(e)	0.67%**	2019(e)	0.72%**
2018	0.57	2018	0.61
2017	0.42	2017	0.47
2016	0.30	2016	0.38
2015	0.33	2015	0.33
2014	0.36	2014	0.36

(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.

(e)	For the six months ended November 30, 2018.
*	Rounds to less than $0.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Notes to Financial Statements (Unaudited)
1. General Information and Significant Accounting Policies
General Information
Fund Information
The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a “Fund” and collectively, the “Funds”):
•   Nuveen Intermediate Duration Municipal Term Fund (NID)
•   Nuveen Intermediate Duration Quality Municipal Term Fund (NIQ)
The Funds are registered under the Investment Company Act of 1940, as amended, as diversified, closed-end management investment companies. NID and NIQ were organized as Massachusetts business trusts on September 11, 2012 and December 11, 2012, respectively. NID and NIQ each have a term of ten years and intend to liquidate and distribute their net assets to shareholders on or before March 31, 2023 and June 30, 2023, respectively.
The end of the reporting period for the Funds is November 30, 2018, and the period covered by these Notes to Financial Statements is the six months ended November 30, 2018 (the “current fiscal period”).
Investment Adviser
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Investment Objectives and Principal Investment Strategies
NID seeks to provide a high level of current income exempt from regular federal income tax with a secondary objective of seeking additional total return. The Fund will seek to achieve its investment objectives by investing in municipal securities that the Sub-Adviser believes are underrated or undervalued, based upon its bottom-up, research-driven investment strategy. The Fund also will seek to reduce the risk of rising interest rates by maintaining a portfolio with an intermediate duration of between three and ten years (including the effects of leverage). The Fund’s portfolio will be actively managed, with the goal of capitalizing on historically favorable municipal credit spreads (the difference between yields on municipal securities across all debt rating categories) currently available in the market. Under normal circumstances, the Fund will invest at least 80% of its managed assets (as defined in Note 7 – Management Fees and Other Transactions with Affiliates) in municipal securities and other related investments, the income from which is exempt from regular federal income tax. The Fund will invest at least 50% of its managed assets in investment grade municipal securities; it also may invest in below investment grade securities, which are regarded as having predominately speculative characteristics with respect to an issuer’s capacity to pay interest and repay principal, and are commonly referred to as junk bonds or high yield debt.
NIQ seeks to provide current income exempt from regular federal income tax with a secondary objective of seeking additional total return. The Fund seeks to achieve its investment objectives by investing in a diversified portfolio of primarily investment grade quality municipal securities (at least 80% of managed assets), the income from which is exempt from regular federal income tax. The Fund also will seek to reduce the risk of rising interest rates by maintaining a portfolio with an intermediate duration of between three and ten years (including the effects of leverage). The Fund will emphasize the purchase of municipal securities that the Sub-Adviser believes are underrated or undervalued. The Fund’s portfolio will be actively managed, seeking to capitalize on favorable relative value opportunities, with the goal of outperforming broad municipal market benchmarks over the life of the Fund.
Significant Accounting Policies
Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).
Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.
As of the end of the reporting period, the Funds’ outstanding when-issued/delayed delivery purchase commitments were as follows:

NID
Outstanding when-issued/delayed delivery purchase commitments	$9,472,010

Investment Income
Dividend income is recorded on the ex-dividend date. Investment income is comprised of interest income, which reflects the amortization of premiums and accretion of discounts for financial reporting purposes, and is recorded on an accrual basis. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Professional Fees
Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment or to pursue other claims or legal actions on behalf of Fund shareholders. If a refund is received for workout expenditures paid in a prior reporting period, such amounts will be recognized as “Legal fee refund” on the Statement of Operations.
Dividends and Distributions to Common Shareholders
Dividends from net investment income, if any, are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.
Distributions to common shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Compensation
The Funds pay no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Funds’ Board of Trustees (the “Board”) has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Indemnifications
Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 3 – Portfolio Securities and Investments in Derivatives.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to common shares from operations during the current fiscal period. Actual results may differ from those estimates.

Notes to Financial Statements (Unaudited) (continued)
2. Investment Valuation and Fair Value Measurements
The fair valuation input levels as described below are for fair value measurement purposes.
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
Prices of fixed income securities are provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity, provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs.
Prices of swap contracts are also provided by a pricing service approved by the Board using the same methods as described above and are generally classified as Level 2.
Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Board and/or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (“NAV”) (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from securities dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board and/or its appointee.
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

NID	Level 1	Level 2	Level 3		Total
Long-Term Investments*:
Municipal Bonds	$—	$793,055,309	$307,559	**	$793,362,868
Investments in Derivatives:
Interest Rate Swaps***	—	55,750	—		55,750
Total	$—	$793,111,059	$307,559		$793,418,618

NIQ
Long-Term Investments*:
Municipal Bonds	$—	$225,950,492	$—		$225,950,492

*	Refer to the Fund’s Portfolio of Investments for state classifications.
**	Refer to the Fund’s Portfolio of Investments for securities classified as Level 3.
***	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

3. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”) in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Floating Rate Obligations Outstanding	NID	NIQ
Floating rate obligations: self-deposited Inverse Floaters	$11,200,000	$—
Floating rate obligations: externally-deposited Inverse Floaters	185,060,000	48,320,000
Total	$196,260,000	$48,320,000

Notes to Financial Statements (Unaudited) (continued)
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rate and fees related to self-deposited Inverse Floaters, were as follows:

Self-Deposited Inverse Floaters	NID	NIQ
Average floating rate obligations outstanding	$11,200,000	$—
Average annual interest rate and fees	2.03%	—%

TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond is not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, NID and NIQ had outstanding borrowings under such liquidity facilities in the amount of $14,450,380 and $4,960,314, respectively, which is recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.
As of the end of the reporting period, each Fund’s maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Floating Rate Obligations – Recourse Trusts	NID	NIQ
Maximum exposure to Recourse Trusts: self-deposited Inverse Floaters	$11,200,000	$—
Maximum exposure to Recourse Trusts: externally-deposited Inverse Floaters	175,250,000	48,320,000
Total	$186,450,000	$48,320,000

Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments such as futures, options and swap contracts. Each Fund limits its investments in futures, options on futures and swap contracts to the extent necessary for the Adviser to claim the exclusion from registration by the Commodity Futures Trading Commission as a commodity pool operator with respect to the Fund. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Interest Rate Swaps Contracts
Interest rate swap contracts involve a Fund’s agreement with the counterparty to pay or receive a fixed rate payment in exchange for the counterparty receiving or paying a variable rate payment. Forward interest rate swap contracts involve a Fund’s agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which begin at a specified date in the future (the “effective date”).
The amount of the payment obligation for an interest rate swap is based on the notional amount and the termination date of the swap contract. Interest rate swap contracts do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the net amount of interest payments that the Fund is to receive.
Interest rate swap contracts are valued daily. Upon entering into an interest rate swap contract (and beginning on the effective date for a forward interest rate swap contract), a Fund accrues the fixed rate payment expected to be paid or received and the variable rate payment expected to be received or paid on the interest rate swap contracts on a daily basis, and recognizes the daily change in the fair value of the Fund’s contractual rights and obligations under the contracts. For an over-the-counter (“OTC”) swap that is not cleared through a clearing house (“OTC Uncleared”), the amount recorded on these transactions is recognized on the Statement of Assets and Liabilities as a component of “Unrealized appreciation or depreciation on interest rate swaps.”
Upon the execution of an OTC swap cleared through a clearing house (“OTC Cleared”), the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash deposited by the Fund to cover initial margin requirements on open swap contracts, if any, is recognized as a component of “Cash collateral at brokers for investments in swaps” on the Statement of Assets and Liabilities. Investments in OTC Cleared swaps obligate the Fund and the clearing broker to settle monies on a daily basis representing changes in the prior day’s “mark-to-market” of the swap contract. If the Fund has unrealized appreciation, the clearing broker will credit the Fund’s account with an amount equal to the appreciation. Conversely, if the Fund has unrealized depreciation, the clearing broker will debit the Fund’s account with an amount equal to the depreciation. These daily cash settlements are also known as “variation margin.” Variation margin for OTC Cleared swaps is recognized as a receivable and/or payable for “Variation margin on swap contracts” on the Statement of Assets and Liabilities. Upon the execution of an OTC Uncleared swap, neither the Fund nor the counterparty is required to deposit initial margin as the trades are recorded bilaterally between both parties to the swap contract, and the terms of the variation margin are subject to a predetermined threshold negotiated by the Fund and the counterparty. Variation margin for OTC Uncleared swaps is recognized as a component of “Unrealized appreciation or depreciation on interest rate swaps” as described in the preceding paragraph.
The net amount of periodic payments settled in cash are recognized as a component of “Net realized gain (loss) from swaps” on the Statement of Operations, in addition to the net realized gain or loss recorded upon the termination of the swap contract. For tax purposes, payments expected to be received or paid on the swap contracts are treated as ordinary income or expense, respectively. Changes in the value of the swap contracts during the fiscal period are recognized as a component of “Change in net unrealized appreciation (depreciation) of swaps” on the Statement of Operations. In certain instances, payments are made or received upon entering into the swap contract to compensate for differences between the stated terms of the swap agreements and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Payments received or made at the beginning of the measurement period, if any, are recognized as “Interest rate swaps premiums paid and/or received” on the Statement of Assets and Liabilities.
During the current fiscal period, NID continues to use duration shortening forward interest rate swap contracts to help maintain the Fund’s ten-year duration mandate.
The average notional amount of interest rate swap contracts outstanding during the current fiscal period was as follows:

NID
Average notional amount of interest rate swap contracts outstanding*	$6,200,000

*	The average notional amount is calculated based on the outstanding notional at the beginning of the fiscal period and at the end of each fiscal quarter within the current fiscal period.

The following table presents the fair value of all swap contracts held by NID as of the end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
		Asset Derivatives		(Liability) Derivatives
Underlying	Derivative
Risk Exposure	Instrument	Location	Value	Location	Value
NID
Interest rate	Swaps (OTC Cleared)	—	$ —	Payable for variation margin on swap contracts**	$55,750

**
Some swap contracts require a counterparty to pay or receive a premium, which is disclosed on the Statement of Assets and Liabilities and is not reflected in the cumulative unrealized appreciation (depreciation) presented above. Value represents the unrealized appreciation (depreciation) of swaps as reported in the Fund’s Portfolio of Investments and not the asset and/or liability amount as described in the table above.

Notes to Financial Statements (Unaudited) (continued)
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on swap contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.

Fund	Underlying Risk Exposure	Derivative Instrument	Net Realized Gain (Loss) from Swaps	Change in Net Unrealized Appreciation (Depreciation) of Swaps
NID	Interest rate	Swaps	$310,395	$(231,174)

Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
4. Fund Shares
Common Share Transactions
The Funds did not have any transactions in common shares during current and prior fiscal period.
Preferred Shares
Adjustable Rate MuniFund Term Preferred Shares
The Funds have issued and have outstanding Adjustable Rate MuniFund Term Preferred (“AMTP”) Shares, with a $100,000 liquidation preference per share. AMTP Shares are issued via private placement and are not publicly available.
As of the end of the reporting period, details of each Fund’s AMTP Shares outstanding were as follows:

				Liquidation
				Preference,
		Shares	Liquidation	net of deferred
Fund	Series	Outstanding	Preference	offering cost
NID	2023	1,750	$175,000,000	$174,835,951
NIQ	2023	550	$55,000,000	$54,877,867

Each Fund is obligated to redeem its AMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed by the Fund. AMTP Shares are subject to optional and mandatory redemption in certain circumstances. The AMTP Shares may be redeemed at the option of each Fund, subject to payment of premium for approximately six months following the date of issuance (“Premium Expiration Date”), and at the redemption price per share thereafter. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.
AMTP Shares are short-term or short/intermediate-term instruments that pay a variable dividend rate tied to a short-term index, plus an additional fixed “spread” amount which is initially established at the time of issuance and may be adjusted in the future based upon a mutual agreement between the majority owner and each Fund. From time-to-time the majority owner may propose to each Fund an adjustment to the dividend rate. Should the majority owner and the Funds fail to agree upon an adjusted dividend rate, and such proposed dividend rate adjustment is not withdrawn, the Funds will be required to redeem all outstanding shares upon the end of a notice period.

In addition, the Funds may be obligated to redeem a certain amount of the AMTP Shares if the Funds fail to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The Term Redemption Date and Premium Expiration Date for each Fund’s AMTP Shares are as follows:

Fund	Notice Period	Series	Term Redemption Date	Premium Expiration Date
NID	360-day	2023	March 31, 2023*	August 31, 2018
NIQ	360-day	2023	June 30, 2023*	August 31, 2018

*	Subject to early termination by either the Fund or the holder.

The average liquidation preference of AMTP Shares outstanding and annualized dividend rate for the Funds during the current fiscal period were as follows:

	NID	NIQ
Average liquidation preference of AMTP Shares outstanding	$175,000,000	$55,000,000
Annualized dividend rate	2.27%	2.27%

AMTP Shares are subject to restrictions on transfer, generally do not trade, and market quotations are generally not available. The fair value of AMTP Shares is expected to be approximately their liquidation preference so long as the fixed “spread” on the AMTP Shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market environment. In present market conditions, the Funds’ Adviser has determined that the fair value of AMTP Shares is approximately their liquidation preference, but their fair value could vary if market conditions change materially. For financial reporting purposes, the liquidation preference of AMTP Shares is a liability and is recognized as a component of “Adjustable Rate MuniFund Term Preferred (“AMTP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities.
AMTP Share dividends are treated as interest payments for financial reporting purposes. Unpaid dividends on AMTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends accrued on AMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.
5. Investment Transactions
Long-term purchases and sales (including maturities but excluding derivative transactions, where applicable) during the current fiscal period were as follows:

	NID	NIQ
Purchases	$61,357,512	$35,899,610
Sales and maturities	67,716,889	42,462,575

6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.

Notes to Financial Statements (Unaudited) (continued)
The tables below present the cost and unrealized appreciation (depreciation) of each Fund’s investment portfolio, as determined on a federal income tax basis, as of November 30, 2018.
For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

	NID	NIQ
Tax cost of investments	$786,865,433	$224,660,321
Gross unrealized:
Appreciation	$16,419,328	$3,268,687
Depreciation	(21,121,865)	(1,978,516)
Net unrealized appreciation (depreciation) of investments	$(4,702,537)	$1,290,171
	NID	NIQ
Tax cost of swaps	$480	$—
Net unrealized appreciation (depreciation) of swaps	55,750	—

Permanent differences, primarily due to taxable market discount, treatment of notional principal contracts, federal taxes paid, paydowns and nondeductible offering costs, resulted in reclassifications among the Funds’ components of net assets as of May 31, 2018, the Funds’ last tax year end, as follows:

	NID	NIQ
Paid-in surplus	$(5,421)	$(9,919)
Undistributed (Over-distribution of) net investment income	(190,389)	(22,444)
Accumulated net realized gain (loss)	195,810	32,363

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains as of May 31, 2018, the Funds’ last tax year end, were as follows:

	NID	NIQ
Undistributed net tax-exempt income[1]	$2,199,190	$50,417
Undistributed net ordinary income[2]	506,759	12,518
Undistributed net long-term capital gains	—	—

[1]	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 1, 2018, and paid on June 1, 2018.
[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended May 31, 2018 was designated for purposes of the dividends paid deduction as follows:

	NID	NIQ
Distributions from net tax-exempt income	$32,221,620	$7,123,805
Distributions from net ordinary income[2]	281,458	13,097
Distributions from net long-term capital gains	—	—

[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

As of May 31, 2018, the Funds’ last tax year end, the Funds had unused capital losses carrying forward available for federal income tax purposes to be applied against future capital gains, if any. The capital losses are not subject to expiration.

	NID	NIQ
Not subject to expiration:
Short-term	$15,740,426	$7,107,520
Long-term	18,833,190	3,324,870
Total	$34,573,616	$10,432,390

During the Funds' last tax year ended May 31, 2018, the Funds utilized capital loss carryforwards as follows:

	NID	NIQ
Utilized capital loss carryforwards	$2,204,161	$109,969

7. Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:

	NID	NIQ
Average Daily Managed Assets*	Fund-Level Fee Rate	Fund-Level Fee Rate
For the first $125 million	0.4000%	0.3000%
For the next $125 million	0.3875	0.2875
For the next $250 million	0.3750	0.2750
For the next $500 million	0.3625	0.2625
For the next $1 billion	0.3500	0.2500
For the next $3 billion	0.3250	0.2250
For managed assets over $5 billion	0.3125	0.2125

The annual complex-level fee, payable monthly, for each Fund is calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Fund’s daily managed assets:

Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445

*
For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen open-end and closed-end funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen Funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. As of November 30, 2018, the complex-level fee for each Fund was 0.1595%.

Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds managed by the Adviser (“inter-fund trade”) under specified conditions outlined in procedures adopted by the Board. These procedures have been designed to ensure that any inter-fund trade of securities by the Fund from or to another fund that is, or could be, considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each inter-fund trade is effected at the current market price as provided by an independent pricing service. Unsettled inter-fund trades as of the end of the reporting period are recognized as a component of “Receivable for investments sold” and/or “Payable for investments purchased” on the Statement of Assets and Liabilities, when applicable.
During the current fiscal period, the Funds did not engage in inter-fund trades pursuant to these procedures.

Notes to Financial Statements (Unaudited) (continued)
8. Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, approximately $2.65 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for various purposes other than leveraging for investment purposes. Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in July 2019 unless extended or renewed.
The credit facility has the following terms: a fee of 0.15% per annum on unused commitment amounts, and interest at a rate equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.00% per annum or (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following Fund utilized this facility. The Fund’s maximum outstanding balance during the utilization period was as follows:

NID
Maximum Outstanding Balance	$22,800,000

During the current fiscal period, and during the Fund’s utilization period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:

NID
Average daily balance outstanding	$7,085,366
Average annual interest rate	3.08%

Borrowings outstanding as of the end of the reporting period are recognized as “Borrowings” on the Statement of Assets and Liabilities, where applicable. NIQ did not utilize this facility during the current period.
Inter-Fund Borrowing and Lending
The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4) no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.
The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.

9. New Accounting Pronouncements
FASB Accounting Standards Update (“ASU”) 2017-08 (“ASU 2017-08”) Premium Amortization on Purchased Callable Debt Securities
The FASB has issued ASU 2017-08, which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08, if any.
Disclosure Update and Simplification
During August 2018, the SEC issued Final Rule Release No. 33-10532, Disclosure Update and Simplification (“Final Rule Release No. 33-10532”). Final Rule Release No. 33-10532 amends certain financial statement disclosure requirements to conform to U.S. GAAP. The amendments to Rule 6-04.17 of Regulation S-X (balance sheet) remove the requirement to separately state the book basis components of net assets: undistributed (over-distribution of) net investment income (“UNII”), accumulated undistributed net realized gains (losses), and net unrealized appreciation (depreciation) at the balance sheet date. Instead, consistent with U.S. GAAP, funds will be required to disclose total distributable earnings. The amendments to Rule 6-09 of Regulation S-X (statement of changes in net assets) remove the requirement to separately state the sources of distributions paid. Instead, consistent with U.S. GAAP, funds will be required to disclose the total amount of distributions paid, except that any tax return of capital must be separately disclosed. The amendments also remove the requirement to parenthetically state the book basis amount of UNII on the statement of changes in net assets.
The requirements of Final Rule Release No. 33-10532 are effective November 5, 2018, and the Funds’ Statement of Assets and Liabilities and Statement of Changes in Net Assets for the current reporting period have been modified accordingly. In addition, certain amounts within each Fund’s Statement of Changes in Net Assets for the prior fiscal period have been modified to conform to Final Rule Release No. 33-10532.
For the prior fiscal period, the total amount of distributions paid to shareholders from net investment income and from accumulated net realized gains, if any, are recognized as “Dividends” on the Statement of Changes in Net Assets.
As of May 31, 2018, the Funds’ Statement of Changes in Net Assets reflected the following UNII balances.

	NID	NIQ
UNII at the end of period	$725,830	$(296,529)

Additional Fund Information

Board of Trustees
Margo Cook*	Jack B. Evans	William C. Hunter	Albin F. Moschner	John K. Nelson	William J. Schneider**
Judith M. Stockdale	Carole E. Stone	Terence J. Toth	Margaret L Wolff	Robert L. Young

*	Interested Board Member.
**	Retired from the Funds’ Board of Trustees effective December 31, 2018.

Fund Manager	Custodian	Legal Counsel	Independent Registered	Transfer Agent and
Nuveen Fund Advisors, LLC	State Street Bank	Chapman and Cutler LLP	Public Accounting Firm	Shareholder Services
333 West Wacker Drive	& Trust Company	Chicago, IL 60603	KPMG LLP	Computershare Trust
Chicago, IL 60606	One Lincoln Street		200 East Randolph Street	Company, N.A.
	Boston, MA 02111		Chicago, IL 60601	250 Royall Street
Canton, MA 02021
(800) 257-8787

Quarterly Form N-Q Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. You may obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC toll-free at (800) SEC-0330 for room hours and operation.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

CEO Certification Disclosure
Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Repurchases
Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock, as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

	NID	NIQ
Common shares repurchased	—	—

FINRA BrokerCheck
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
•
Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

•
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

•
Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.

•
Effective Leverage: Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see leverage) and the leverage effects of certain derivative investments in a fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.

•
Forward Interest Rate Swap: A contractual agreement between two counterparties under which one party agrees to make periodic payments to the other for an agreed period of time based on a fixed rate, while the other party agrees to make periodic payments based on a floating rate of interest based on an underlying index. Alternatively, both series of cash flows to be exchanged could be calculated using floating rates of interest but floating rates that are based upon different underlying indices.

•
Industrial Development Revenue Bond (IDR): A unique type of revenue bond issued by a state or local government agency on behalf of a private sector company and intended to build or acquire factories or other heavy equipment and tools.

•
Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

•	Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
•
Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

•
Pre-Refunding: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

Glossary of Terms Used in this Report (continued)
•
Regulatory Leverage: Regulatory Leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set in the Investment Company Act of 1940.

•
S&P Intermediate Duration Municipal Yield Index: An unleveraged, market value-weighted index that tracks both the investment grade municipal bond market and the high yield municipal bond market in the duration ranges of short duration: 1 to 12 years maturity range and long duration: 1 to 17 years maturity range. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

•
S&P Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. Index returns assume investment of distributions, but do not reflect any applicable sales charges or management fees.

•
S&P Municipal Bond Intermediate Index: An unleveraged, market value-weighted index containing all of the bonds in the S&P Municipal Bond Index with maturity dates between 3 and 14.999 years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

•
Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

•
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Reinvest Automatically, Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan
Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares. By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested. It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.
Easy and convenient
To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.
How shares are purchased
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.
Flexible
You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan. The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.
Call today to start reinvesting distributions
For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully.
Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds

Distributed by Nuveen Securities, LLC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com
ESA-C-1118D 702455-INV-B-01/19

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 13. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Intermediate Duration Quality Municipal Term Fund

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: February 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer
(principal executive officer)

Date: February 7, 2019

By (Signature and Title) /s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
(principal financial officer)

Date: February 7, 2019